UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21686
                                                     ---------

                          OPPENHEIMER PORTFOLIO SERIES
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: JANUARY 31
                                                ----------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.

CONSERVATIVE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Alternative Investments   11.1%
Fixed Income              65.9
Global Equity              5.7
U.S. Equity               17.0
Money Market               0.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                         9 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. For the 12-month period ending January 31, 2007, Conservative Investor Fund outperformed the Lehman Brothers Aggregate Bond Index, but underperformed the S&P 500 Index. We attribute the Portfolio's results to the outperformance of its allocation to alternative investment funds, primarily its exposure to Oppenheimer Real Estate Fund's Class Y shares. Portfolio performance was further strengthened by its allocation to fixed-income funds, as most of these underlying funds posted strong returns and outperformed their respective benchmarks. In contrast, the Portfolio's holdings in Oppenheimer Commodity Strategy Total Return Fund's Class Y shares detracted from results.

      During the reporting period, the Portfolio received significant positive contributions to performance from its allocation to alternative investments, primarily from its holdings in Oppenheimer Real Estate's Class Y shares. Oppenheimer Real Estate Fund's Class Y shares posted a return of 38.55% (without sales charge) and strongly outperformed its own benchmark. This strong outperformance can be attributed to the Fund's profitable investments in the office, apartment and industrial sectors. The Portfolio's underlying fixed-income funds, which included Oppenheimer Core Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Champion Income Fund and Oppenheimer International Bond Fund, posted strong results and significantly added to the Portfolio's total return. The Portfolio's single largest holding at the end of the period, Oppenheimer Core Bond Fund, benefited from multiple factors. Perhaps the most significant contributor was it's positioning within the corporate bond sector, an area of the fixed income market that posted double-digit returns. Additionally, Oppenheimer Core Bond Fund benefited from its interest rate positioning and its mortgage strategy. Oppenheimer Limited-Term Government Fund greatly benefited from active management of its interest-rate sensitivity and mortgage portfolio.

      The Portfolio's exposure to the high-yield bond market through its allocation to Oppenheimer Champion Income Fund also contributed to performance. Oppenheimer Champion Income, which produced competitive returns for the period, received positive contributions to performance from a variety of higher-quality issues across multiple market sectors. Lastly, the Portfolio's allocation to Oppenheimer International Bond Fund added to returns. Over the period, this Fund outperformed its Lipper peer group primarily due to its emphasis on bonds and currencies from the emerging markets, which continued to gain value in a robust global economy.


                         10 | CONSERVATIVE INVESTOR FUND

      On the negative side of performance, the largest detractor was the Portfolio's allocation to Oppenheimer Commodity Strategy Total Return Fund, which declined as a result of its natural gas and petroleum holdings. Over the period, the price of oil eroded due to multiple factors that included an easing of geopolitical tensions, rise in inventories and slowing demand. Additionally, the unseasonably warm winter contributed to the natural gas price decline.

      The second area that disappointed was the Portfolio's allocation to equity funds. Over the period, the investment climate proved quite volatile for equity investors, especially for those that seek out high-quality companies with strong long-term earnings growth prospects. Despite this difficult investing environment, the Portfolio's underlying equity funds produced strong absolute performance but most lagged their respective benchmarks.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2007. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is an index of U.S. Government and corporate bonds that includes reinvestment of interest. The index is unmanaged and cannot be purchased directly by investors. Index performance is shown for illustrative purposes only and does not predict or depict the performance of the Portfolio. The S&P 500 Index is a broad-based measure of domestic stock performance that includes the reinvestment of dividends. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                         11 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Conservative Investor Fund (Class A) Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                Conservative Investor Fund          Lehman Brothers
                         (Class A)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $  9,425                     $ 10,000              $ 10,000
04/30/2005                $  9,406                     $ 10,135              $  9,810
07/31/2005                $  9,745                     $ 10,207              $ 10,514
10/31/2005                $  9,708                     $ 10,150              $ 10,327
01/31/2006                $ 10,099                     $ 10,293              $ 11,005
04/30/2006                $ 10,195                     $ 10,207              $ 11,322
07/31/2006                $ 10,185                     $ 10,356              $ 11,079
10/31/2006                $ 10,530                     $ 10,677              $ 12,013
01/31/2007                $ 10,817                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   0.95%     Since Inception (4/5/05)   4.40%


                         12 | CONSERVATIVE INVESTOR FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Conservative Investor Fund (Class B) Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                Conservative Investor Fund          Lehman Brothers
                         (Class B)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,970                     $ 10,135              $  9,810
07/31/2005                $ 10,320                     $ 10,207              $ 10,514
10/31/2005                $ 10,250                     $ 10,150              $ 10,327
01/31/2006                $ 10,644                     $ 10,293              $ 11,005
04/30/2006                $ 10,725                     $ 10,207              $ 11,322
07/31/2006                $ 10,694                     $ 10,356              $ 11,079
10/31/2006                $ 11,039                     $ 10,677              $ 12,013
01/31/2007                $ 10,912                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   1.28%     Since Inception (4/5/05)   4.91%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         13 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Conservative Investor Fund (Class C) Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                Conservative Investor Fund          Lehman Brothers
                         (Class C)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,970                     $ 10,135              $  9,810
07/31/2005                $ 10,310                     $ 10,207              $ 10,514
10/31/2005                $ 10,250                     $ 10,150              $ 10,327
01/31/2006                $ 10,637                     $ 10,293              $ 11,005
04/30/2006                $ 10,728                     $ 10,207              $ 11,322
07/31/2006                $ 10,698                     $ 10,356              $ 11,079
10/31/2006                $ 11,033                     $ 10,677              $ 12,013
01/31/2007                $ 11,304                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   5.28%     Since Inception (4/5/05)   6.96%


                         14 | CONSERVATIVE INVESTOR FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Conservative Investor Fund (Class N) Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                Conservative Investor Fund          Lehman Brothers
                         (Class N)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,980                     $ 10,135              $  9,810
07/31/2005                $ 10,340                     $ 10,207              $ 10,514
10/31/2005                $ 10,290                     $ 10,150              $ 10,327
01/31/2006                $ 10,697                     $ 10,293              $ 11,005
04/30/2006                $ 10,789                     $ 10,207              $ 11,322
07/31/2006                $ 10,779                     $ 10,356              $ 11,079
10/31/2006                $ 11,135                     $ 10,677              $ 12,013
01/31/2007                $ 11,429                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   5.84%     Since Inception (4/5/05)   7.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         15 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Conservative Investor Fund (Class Y) Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                Conservative Investor Fund          Lehman Brothers
                         (Class N)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,980                     $ 10,135              $  9,810
07/31/2005                $ 10,350                     $ 10,207              $ 10,514
10/31/2005                $ 10,320                     $ 10,150              $ 10,327
01/31/2006                $ 10,734                     $ 10,293              $ 11,005
04/30/2006                $ 10,846                     $ 10,207              $ 11,322
07/31/2006                $ 10,846                     $ 10,356              $ 11,079
10/31/2006                $ 11,223                     $ 10,677              $ 12,013
01/31/2007                $ 11,539                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/07

1-Year   7.50%     Since Inception (4/5/05)   8.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                         16 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         17 | CONSERVATIVE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                         18 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                         19 | CONSERVATIVE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                          BEGINNING           ENDING           EXPENSES
                          ACCOUNT             ACCOUNT          PAID DURING
                          VALUE               VALUE            6 MONTHS ENDED
                          (8/1/06)            (1/31/07)        JANUARY 31, 2007
-------------------------------------------------------------------------------
Class A Actual            $1,000.00           $1,062.00        $1.98
-------------------------------------------------------------------------------
Class A Hypothetical       1,000.00            1,023.29         1.94
-------------------------------------------------------------------------------
Class B Actual             1,000.00            1,057.80         6.45
-------------------------------------------------------------------------------
Class B Hypothetical       1,000.00            1,018.95         6.33
-------------------------------------------------------------------------------
Class C Actual             1,000.00            1,056.70         6.19
-------------------------------------------------------------------------------
Class C Hypothetical       1,000.00            1,019.21         6.07
-------------------------------------------------------------------------------
Class N Actual             1,000.00            1,060.30         3.38
-------------------------------------------------------------------------------
Class N Hypothetical       1,000.00            1,021.93         3.32
-------------------------------------------------------------------------------
Class Y Actual             1,000.00            1,063.90         0.21
-------------------------------------------------------------------------------
Class Y Hypothetical       1,000.00            1,025.00         0.20

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2007 are as follows:

CLASS       EXPENSE RATIOS
----------------------------
Class A          0.38%
----------------------------
Class B          1.24
----------------------------
Class C          1.19
----------------------------
Class N          0.65
----------------------------
Class Y          0.04

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                         20 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                 VALUE
                                                               SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.1% 1
---------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--11.1%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     1,441,991   $    9,199,901
---------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                           506,371       13,499,858
                                                                        ---------------
                                                                            22,699,759
---------------------------------------------------------------------------------------
FIXED INCOME--66.0%
Oppenheimer Champion Income Fund, Cl. Y                     2,477,295       23,732,492
---------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                           6,523,270       66,406,884
---------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                  1,863,135       11,048,389
---------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y             3,414,211       33,834,824
                                                                        ---------------
                                                                           135,022,589
---------------------------------------------------------------------------------------
GLOBAL EQUITY--5.7%
Oppenheimer Global Fund, Cl. Y                                155,463       11,599,074
---------------------------------------------------------------------------------------
U.S. EQUITY--17.0%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                231,332       11,256,625
---------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                           280,537       11,619,830
---------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                 439,532       11,946,477
                                                                        ---------------
                                                                            34,822,932
---------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
5.35% 3                                                       637,460          637,460
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $199,187,678)                 100.1%     204,781,814
---------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                            (0.1)        (125,261)
                                                          -----------------------------

NET ASSETS                                                      100.0%  $  204,656,553
                                                          =============================


                         21 | CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES          GROSS         GROSS              SHARES
                                                       JANUARY 31, 2006      ADDITIONS    REDUCTIONS    JANUARY 31, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     99,978        143,194        11,840             231,332
Oppenheimer Champion Income Fund, Cl. Y                               -      2,511,921 a      34,626           2,477,295
Oppenheimer Commodity Strategy
Total Return Fund, Cl. Y                                        524,309        959,662        41,980           1,441,991
Oppenheimer Core Bond Fund, Cl. Y                             2,533,270      4,171,755       181,755           6,523,270
Oppenheimer Global Fund, Cl. Y                                   66,908         99,627        11,072            155,463
Oppenheimer High Yield Fund, Cl. Y                              978,485      1,158,273     2,136,758                   -
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.35%                                       -      8,109,121     7,471,661             637,460
Oppenheimer International Bond Fund, Cl. Y                      751,912      1,165,106        53,883           1,863,135
Oppenheimer Limited-Term
Government Fund, Cl. Y                                        1,326,111      2,183,797        95,697           3,414,211
Oppenheimer Main Street Fund, Cl. Y                             117,728        177,051        14,242             280,537
Oppenheimer Real Estate Fund, Cl. Y                             230,456        315,662        39,747             506,371
Oppenheimer Value Fund, Cl. Y                                   181,842        273,690        16,000             439,532

                                                                                 VALUE      DIVIDEND            REALIZED
                                                                            SEE NOTE 1        INCOME         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                              $ 11,256,625   $         -    $         (2,201)
Oppenheimer Champion Income Fund, Cl. Y                                     23,732,492       723,488 b            (1,851)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                      9,199,901       361,527 b           (82,458)
Oppenheimer Core Bond Fund, Cl. Y                                           66,406,884     2,445,706 b           (44,159)
Oppenheimer Global Fund, Cl. Y                                              11,599,074       153,044 b             3,159
Oppenheimer High Yield Fund, Cl. Y                                                   -       472,356 b            (6,189)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                      637,460         3,850                   -
Oppenheimer International Bond Fund, Cl. Y                                  11,048,389       318,063 b            (7,395)
Oppenheimer Limited-Term Government Fund, Cl. Y                             33,834,824     1,215,188 b           (13,487)
Oppenheimer Main Street Fund, Cl. Y                                         11,619,830       135,170 b            (3,124)
Oppenheimer Real Estate Fund, Cl. Y                                         13,499,858       482,342 b               671
Oppenheimer Value Fund, Cl. Y                                               11,946,477       220,877 b            (5,809)
                                                                          -----------------------------------------------
                                                                          $204,781,814   $ 6,531,611    $       (162,843)
                                                                          ===============================================

a Received 2,090,156 shares as the result of the acquisition of Oppenheimer High Yield Fund.

b All or portion of the transactions were the result of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         22 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments--
affiliated companies (cost $199,187,678)                                  $    204,781,814
-------------------------------------------------------------------------------------------
Cash                                                                                 5,099
-------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                 914,220
Interest and dividends                                                             588,051
Investments sold                                                                    48,596
Other                                                                                4,946
                                                                          -----------------
Total assets                                                                   206,342,726

-------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                            1,275,914
Shares of beneficial interest redeemed                                             293,819
Distribution and service plan fees                                                  41,623
Shareholder communications                                                          24,806
Legal, auditing and other professional fees                                         18,625
Transfer and shareholder servicing agent fees                                       15,429
Trustees' compensation                                                              12,028
Other                                                                                3,929
                                                                          -----------------
Total liabilities                                                                1,686,173

-------------------------------------------------------------------------------------------
NET ASSETS                                                                $    204,656,553
                                                                          =================

-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                $         18,774
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                     197,500,739
-------------------------------------------------------------------------------------------
Accumulated net investment income                                                  536,524
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                     1,006,380
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                       5,594,136
                                                                          -----------------
NET ASSETS                                                                $    204,656,553
                                                                          =================


                          23 | CONSERVATIVE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$110,377,482 and 10,097,912 shares of beneficial interest outstanding)                               $10.93
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                                             $11.60
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,990,968
and 2,023,368 shares of beneficial interest outstanding)                                             $10.87
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $50,876,128
and 4,687,414 shares of beneficial interest outstanding)                                             $10.85
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,277,334
and 1,952,535 shares of beneficial interest outstanding)                                             $10.90
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $134,641 and 12,282 shares of beneficial interest outstanding)                             $10.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         24 | CONSERVATIVE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                           $   6,531,611
------------------------------------------------------------------------------------------------------------
Interest                                                                                             27,556
------------------------------------------------------------------------------------------------------------
Other income                                                                                            359
                                                                                              --------------
Total investment income                                                                           6,559,526

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             188,370
Class B                                                                                             158,470
Class C                                                                                             351,781
Class N                                                                                              68,193
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                              56,697
Class B                                                                                              20,842
Class C                                                                                              41,409
Class N                                                                                              16,101
Class Y                                                                                                  22
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                              24,184
Class B                                                                                              11,803
Class C                                                                                              16,633
Class N                                                                                               1,999
Class Y                                                                                                  18
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                               12,318
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             546
------------------------------------------------------------------------------------------------------------
Other                                                                                                28,075
                                                                                              --------------
Total expenses                                                                                      997,461
Less waivers and reimbursements of expenses                                                             (81)
                                                                                              --------------
Net expenses                                                                                        997,380

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             5,562,146

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                               (162,843)
Distributions received from affiliated companies                                                  1,349,274
                                                                                              --------------
Net realized gain                                                                                 1,186,431
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              4,526,707

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $  11,275,284
                                                                                              ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         25 | CONSERVATIVE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                 2007            2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   5,562,146   $   1,267,858
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 1,186,431         318,074
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             4,526,707       1,067,429
                                                                              -------------------------------
Net increase in net assets resulting from operations                             11,275,284       2,653,361

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (3,003,750)       (681,145)
Class B                                                                            (480,154)       (105,273)
Class C                                                                          (1,164,379)       (216,389)
Class N                                                                            (517,426)       (125,016)
Class Y                                                                              (3,818)         (1,638)
                                                                              -------------------------------
                                                                                 (5,169,527)     (1,129,461)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (155,287)             --
Class B                                                                             (31,426)             --
Class C                                                                             (73,612)             --
Class N                                                                             (28,428)             --
Class Y                                                                                (185)             --
                                                                              -------------------------------
                                                                                   (288,938)             --

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          60,904,680      45,236,761
Class B                                                                          12,171,265       9,001,293
Class C                                                                          30,347,750      18,835,139
Class N                                                                          13,094,093       7,498,474
Class Y                                                                              31,178          91,201
                                                                              -------------------------------
                                                                                116,548,966      80,662,868

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                  122,365,785      82,186,768
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                              82,290,768         104,000 2
                                                                              -------------------------------
End of period (including accumulated net investment income
of $536,524 and $143,905, respectively)                                       $ 204,656,553   $  82,290,768
                                                                              ===============================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         26 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.53   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .46             .38
Net realized and unrealized gain                                                        .29             .33
                                                                              -------------------------------
Total from investment operations                                                        .75             .71
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.33)           (.18)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.35)           (.18)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.93   $       10.53
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.11%           7.15%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $     110,378   $      46,318
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      76,542   $      21,844
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  4.24%           4.50%
Total expenses 5                                                                       0.38%           0.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.38%           0.51%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007       0.98%
               Period Ended January 31, 2006     1.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         27 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007            2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $       10.49   $       10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .36             .32
Net realized and unrealized gain                                                        .30             .32
                                                                              -------------------------------
Total from investment operations                                                        .66             .64
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)           (.15)
Distributions from net realized gain                                                   (.02)             --
                                                                              -------------------------------
Total dividends and/or distributions to shareholders                                   (.28)           (.15)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $       10.87   $       10.49
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     6.28%           6.44%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      21,991   $       9,163
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      15,882   $       4,018
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.36%           3.74%
Total expenses 5                                                                       1.23%           1.39%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.23%           1.34%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   5%             11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007     1.83%
               Period Ended January 31, 2006   2.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | CONSERVATIVE INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.48   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .37        .32
Net realized and unrealized gain                             .29        .31
                                                       ----------------------
Total from investment operations                             .66        .63
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.27)      (.15)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.29)      (.15)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.85   $  10.48
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.28%      6.37%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  50,876   $ 19,145
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  35,277   $  7,647
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       3.46%      3.78%
Total expenses 5                                            1.19%      1.36%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.19%      1.33%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.79%
             Period Ended January 31, 2006          2.02

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | CONSERVATIVE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.51   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .44        .41
Net realized and unrealized gain                             .28        .28
                                                       ----------------------
Total from investment operations                             .72        .69
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.31)      (.18)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.33)      (.18)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.90   $  10.51
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          6.84%      6.98%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  21,277   $  7,569
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $  13,671   $  2,231
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.08%      4.82%
Total expenses 5                                            0.66%      0.72%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.66%      0.71%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.26%
             Period Ended January 31, 2006          1.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         30 | CONSERVATIVE INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                          2007       2006 1
-----------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------
Net asset value, beginning of period                   $   10.54   $  10.00
-----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .49        .38
Net realized and unrealized gain                             .30        .35
                                                       ----------------------
Total from investment operations                             .79        .73
-----------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.35)      (.19)
Distributions from net realized gain                        (.02)        --
                                                       ----------------------
Total dividends and/or distributions to shareholders        (.37)      (.19)
-----------------------------------------------------------------------------
Net asset value, end of period                         $   10.96   $  10.54
                                                       ======================

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          7.50%      7.34%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Net assets, end of period (in thousands)               $     135   $     96
-----------------------------------------------------------------------------
Average net assets (in thousands)                      $     127   $     71
-----------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.57%      4.42%
Total expenses 5                                            0.06%      0.30%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         0.06%      0.25%
-----------------------------------------------------------------------------
Portfolio turnover rate                                        5%        11%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            0.66%
             Period Ended January 31, 2006          0.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Conservative Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek current income with a secondary objective of long-term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Commodity Strategy Total Return Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets


                         32 | CONSERVATIVE INVESTOR FUND
are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/ Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and


                         33 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $548,267            $1,052,469                $--           $5,548,045

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2007. Net assets of the Portfolio were unaffected by the reclassifications.

                                               REDUCTION TO
                                            ACCUMULATED NET
                     INCREASE TO              REALIZED GAIN
                     PAID-IN CAPITAL       ON INVESTMENTS 3
                     --------------------------------------
                     $153,114                      $153,114

3. $153,114, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                          YEAR ENDED       PERIOD ENDED
                                    JANUARY 31, 2007   JANUARY 31, 2006
         --------------------------------------------------------------
         Distributions paid from:
         Ordinary income            $      5,169,527   $      1,129,461
         Long-term capital gain              288,938                 --
                                    -----------------------------------
         Total                      $      5,458,465   $      1,129,461
                                    ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                         34 | CONSERVATIVE INVESTOR FUND

       Federal tax cost of securities      $  199,233,769
                                           ==============
       Gross unrealized appreciation       $    7,578,282
       Gross unrealized depreciation           (2,030,237)
                                           --------------
       Net unrealized appreciation         $    5,548,045
                                           ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31, 2007, the Portfolio's projected benefit obligations were increased by $9,986 and payments of $251 were made to retired trustees, resulting in an accumulated liability of $9,735 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share


                         35 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

holder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                         6,963,555   $   74,510,538        4,892,094      $   50,465,464
Dividends and/or
distributions reinvested       273,173        2,955,734           58,785             607,250
Redeemed                    (1,539,439)     (16,561,592)        (560,256)         (5,835,953)
                            -----------------------------------------------------------------
Net increase                 5,697,289   $   60,904,680        4,390,623      $   45,236,761
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         1,545,034   $   16,399,320          949,406      $    9,789,255
Dividends and/or
distributions reinvested        44,717          481,607            9,315              95,942
Redeemed                      (439,932)      (4,709,662)         (85,272)           (883,904)
                            -----------------------------------------------------------------
Net increase                 1,149,819   $   12,171,265          873,449      $    9,001,293
                            =================================================================


                         36 | CONSERVATIVE INVESTOR FUND

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                         3,733,906   $   39,648,370        1,904,973      $   19,653,821
Dividends and/or
distributions reinvested       104,459        1,122,933           19,416             199,792
Redeemed                      (977,406)     (10,423,553)         (98,034)         (1,018,474)
                            -----------------------------------------------------------------
Net increase                 2,860,959   $   30,347,750        1,826,355      $   18,835,139
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         1,890,946   $   20,227,682        1,007,278      $   10,503,896
Dividends and/or
distributions reinvested        43,968          474,413           11,897             122,654
Redeemed                      (702,789)      (7,608,002)        (298,865)         (3,128,076)
                            -----------------------------------------------------------------
Net increase                 1,232,125   $   13,094,093          720,310      $    7,498,474
                            =================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                            11,192   $      118,410           14,752      $      151,331
Dividends and/or
distributions reinvested           366            3,967              157               1,619
Redeemed                        (8,365)         (91,199)          (5,920)            (61,749)
                            -----------------------------------------------------------------
Net increase                     3,193   $       31,178            8,989      $       91,201
                            =================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January 31, 2007, were as follows:

                                                        PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                                $126,236,503     $7,287,599

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.54%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2007, the Portfolio paid $123,858 to OFS for services to the Portfolio.


                         37 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $339,811, $335,871 and $216,428, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.


                         38 | CONSERVATIVE INVESTOR FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
January 31, 2007        $404,602            $923         $34,975         $14,310            $178

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.25%, 2.00%, 2.00%, 1.50% and 1.00%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived $81 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in


                         39 | CONSERVATIVE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         40 | CONSERVATIVE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Conservative Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Conservative Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007


                         41 | CONSERVATIVE INVESTOR FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2006. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.017 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 29, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions should be multiplied by 5.84% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $486,335 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2007, $23,416 or 0.45% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         42 | CONSERVATIVE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         43 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                         44 | CONSERVATIVE INVESTOR FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi Schadt, Jerry Webman and Kurt Wolfgruber, the members of the Fund's Asset Allocation Team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load conservative mixed-asset target allocation funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target allocation conservative funds of funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expenses so that total annual portfolio and underlying fund operating expenses as a percentage of average daily net assets will not exceed the following annual rates:


                         45 | CONSERVATIVE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

1.25% for Class A, 2.00% for Class B, 2.00% for Class C, 1.50% for Class N and 1.00% for Class Y. The Manager may modify or terminate that undertaking at any time without notice to shareholders. The Board noted that the Fund does not pay a management fee and that the Fund's total expenses are equal to its peer group median.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale would benefit the Fund's shareholders and the current level of Fund assets.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         46 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE      NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Chairman of the Board             Special Value Opportunities Fund, LLC (registered investment company) (since September
of Trustees (since 2007)          2004); Investment Advisory Board Member of Zurich Financial Services (insurance) (since
and Trustee (since 2005)          October 2004); Board of Governing Trustees of The Jackson Laboratory (non-profit) (since
Age: 63                           August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004) and Managing Principal (1997-December 1998);
                                  Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-September 2001)
                                  (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 59 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since
Trustee (since 2005)              2005); Director of ICI Education Foundation (education foundation) (October 1991-August
Age: 66                           2006); President of the Investment Company Institute (trade association) (October 1991-June
                                  2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004).
                                  Oversees 49 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 59 portfolios in the
Trustee (since 2005)              OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since
Trustee (since 2005)              1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002);
Age: 68                           Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior
                                  Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group
                                  (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                  Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the
                                  Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation
                                  (1994-1999); Provost at Duke University (1983-1991). Oversees 49 portfolios in the
                                  OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior
Trustee (since 2005)              Vice President and General Auditor of American Express Company (financial services company)
Age: 64                           (July 1998-February 2003). Oversees 49 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Trustee (since 2005)              Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January
Age: 54                           2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on
                                  Foreign Relations, the Investment Committee of the Episcopal Church of America, the
                                  Investment Committee and Board of Human Rights Watch and the Investment Committee of Historic
                                  Hudson Valley. Oversees 49 portfolios in the OppenheimerFunds complex.


                         47 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2005)              1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment trust),
Age: 79                           Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty
                                  Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance
                                  Company; Former President and Chief Executive Officer of The Conference Board, Inc.
                                  (international economic and business research). Oversees 49 portfolios in the
                                  OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Trustee (since 2005)              executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 75                           educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds
                                  Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air
                                  Command, U.S. Air Force (1954-1958). Oversees 49 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)              1996); Director of Lakes Environmental Association (since 1996); Member of the Investment
Age: 65                           Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                  Fortis/Hartford mutual funds (1994-December 2001). Oversees 49 portfolios in the
                                  OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company)
Trustee (since 2005)              (since 1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash
Age: 59                           processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since
                                  1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 49 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                       YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                  HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                  UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE
                                  TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and Principal           September 2000) of the Manager; President and a director or trustee of other Oppenheimer
Executive Officer and Trustee     funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2005)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 57                           the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and
                                  of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                  July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                  Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                                  Private Investments, Inc. (since July 2001); President (since November 1, 2001) and Director
                                  (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                  Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997);
                                  Director of DLB Acquisition Corporation (holding


                         48 | CONSERVATIVE INVESTOR FUND

JOHN V. MURPHY,                   company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
Continued                         Company Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series Investment Fund
                                  and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                  Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company (September 1999-
                                  August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 96 portfolios in the
                                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SCHADT, WEBMAN,
OF THE FUND                       WOLFGRUBER, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                  STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND
                                  MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN
                                  INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RUDI W. SCHADT,                   Vice President, Director of Research in Product Design and Risk Management of the Manager.
Vice President and Portfolio      Prior to joining the Manager in February 2002 he was a Director and Senior Quantitative
Manager (since 2005)              Analyst (2000-2001) at UBS Asset Management prior to which he was an Associate Director of
Age: 49                           Research (since June 1999) and Senior Researcher and Portfolio Manager (from June 1997) at
                                  State Street Global Advisors. An officer of 11 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,                 Chief Economist of the Manager (since 2006); Senior Vice President (since February 1996) and
Vice President and Portfolio      Senior Investment Officer and Director (since 1997) of the Manager's Fixed Income
Manager (since 2005)              Investments; Senior Vice President (since May 1999) of HarbourView Asset Management
Age: 57                           Corporation. An officer of 8 other portfolios in the OppenheimerFunds complex.

KURT WOLFGRUBER,                  Executive Vice President of the Manager (since March 2003) and Chief Investment Officer and
Vice President and Portfolio      Director of the Manager (since July 2003) of the Manager. He has been Director of HarbourView
Manager (since 2005)              Asset Management Corporation and of OFI Institutional Asset Management, Inc. (since June
Age: 57                           2003) and of Tremont Capital Management, Inc. (since October 2001). He is also an officer of
                                  8 other portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Chief Compliance Officer          Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal
(since 2005)                      Audit of the Manager (1997-February 2004). An officer of 96 portfolios in the
Age: 56                           OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 2005)              Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 47                           2000), OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May
                                  2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                  Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                  Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March


                         49 | CONSERVATIVE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                  1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
Continued                         Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 96 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting
Assistant Treasurer               and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of
(since 2005)                      Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at
Age: 36                           American Data Services, Inc. (September 2000-May 2001). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2005)            Manager; General Counsel and Director of the Distributor (since December 2001); General
Age: 58                           Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
                                  President and General Counsel of HarbourView Asset Management Corporation (since December
                                  2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                  September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                  (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                  2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services,
                                  Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                  Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                                  2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                  President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                  following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                  Services, Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                  (September 1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary               (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice
(since 2004)                      President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS
Age: 39                           Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October
Assistant Secretary               2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October
(since 2001)                      2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation
Age: 41                           (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc.
                                  (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                  Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                  1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.


                         50 | CONSERVATIVE INVESTOR FUND

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary               First Vice President (2001-September 2004); Director (2000-September 2004) and Vice
(since 2004)                      President (1998-2000) of Merrill Lynch Investment Management. An officer of 96 portfolios in
Age: 43                           the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         51 | CONSERVATIVE INVESTOR FUND




MODERATE INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Alternative Investments           10.0%
Fixed Income                      43.9
Global Equity                     10.2
U.S. Equity                       35.6
Money Market                       0.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                           9 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ending January 31, 2007, Moderate Investor Fund significantly outperformed its fixed-income benchmark, the Lehman Brothers Aggregate Bond Index, but underperformed its equity benchmark, the S&P 500 Index. We attribute the Portfolio's positive results to the outperformance of its alternative investment funds, primarily its exposure to Oppenheimer Real Estate Fund's Class Y shares. Portfolio performance was further strengthened by its allocation to fixed-income funds, as most of these underlying funds posted strong returns and outperformed their respective benchmarks.

      In contrast, the Portfolio's exposure to commodities through its allocation to the Oppenheimer Commodity Strategy Total Return Fund was the greatest detractor from results. Additionally, although the Portfolio's underlying equity funds produced strong absolute returns, which boosted Portfolio performance, a majority of them lagged in terms of relative performance to their respective benchmarks

      On the alternative investments side, the Portfolio's position in Oppenheimer Real Estate Fund's Class Y shares at period end, which posted impressive returns and strongly outperformed its own benchmark, was a boon to the Portfolio's performance. Oppenheimer Real Estate Fund's success can be attributed, in part, to the Fund's profitable investments in the office, apartment and industrial sectors.

      The Portfolio also benefited from its allocation to fixed-income funds, as the majority of these funds produced both strong absolute and relative returns. The Portfolio's single largest holding at period end, Oppenheimer Core Bond Fund, outperformed due to multiple factors. Perhaps the most significant contributor was its positioning within the corporate bond sector, an area of the fixed-income market that posted double-digit returns. Oppenheimer Limited-Term Government Fund added to the Portfolio's returns as it benefited from active management of its interest-rate sensitivity and mortgage portfolio. The Portfolio's exposure to the high yield bond market, through its allocation to Oppenheimer Champion Income Fund also contributed to performance. The Portfolio also benefited from its allocation to Oppenheimer International Bond Fund's Class Y shares, as this Fund outperformed its Lipper peer group primarily due to its emphasis on bonds and currencies from the emerging markets.

      On the equity side, the strong absolute gains generated by the Portfolio's underlying funds were not enough to overcome the negative affects of many of these funds weak relative gains, a situation that ultimately hampered the Portfolio's total returns. For example,


                           10 | MODERATE INVESTOR FUND
the Portfolio gained from its holdings in Oppenheimer Global Fund and Oppenheimer Main Street Fund, but both funds lagged behind their respective benchmarks. An exception was Oppenheimer Value Fund's Class Y shares (also the Fund's second largest holding at period end), which posted a strong total return and outpaced its benchmark, the S&P 500 Index. The underperformance of several of the Portfolio's equity funds can be attributed to a variety of factors, which included the continued underperformance of growth stocks versus value stocks and disappointing stock selection. Additionally, over the last 12-months the market tended to not appropriately reward companies that consistently grew their earnings. This situation ended up hurting some of the Portfolio's underlying equity funds, as their investment philosophies tend to emphasize strong earnings growth.

      Lastly, the Portfolio's exposure to commodities through its allocation to the Oppenheimer Commodity Strategy Total Return Fund was the largest detractor from results. Over the period, oil prices were quite volatile, ranging from $65 to a mid-summer high of close to $80 per barrel then dropping precipitously to around $55 by period end. This volatility and ultimate price erosion is a result of multiple factors that included an easing of geopolitical tensions, a rise in inventories and a slowing demand. Additionally, an unseasonably warm winter contributed to the natural gas price decline.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2007. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a broad-based measure of domestic stock performance that includes the reinvestment of dividends. The Lehman Brothers Aggregate Bond Index is an index of U.S. Government and corporate bonds that includes reinvestment of dividends. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                           11 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Moderate Investor Fund (Class A)
   Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Moderate Investor Fund           Lehman Brothers
                         (Class A)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $  9,425                     $ 10,000              $ 10,000
04/30/2005                $  9,331                     $ 10,135              $  9,810
07/31/2005                $  9,821                     $ 10,207              $ 10,514
10/31/2005                $  9,774                     $ 10,150              $ 10,327
01/31/2006                $ 10,328                     $ 10,293              $ 11,005
04/30/2006                $ 10,491                     $ 10,207              $ 11,322
07/31/2006                $ 10,357                     $ 10,356              $ 11,079
10/31/2006                $ 10,836                     $ 10,677              $ 12,013
01/31/2007                $ 11,230                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   2.48%     Since Inception (4/5/05)   6.57%


                           12 | MODERATE INVESTOR FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Moderate Investor Fund (Class B)
   Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Moderate Investor Fund           Lehman Brothers
                         (Class B)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,900                     $ 10,135              $  9,810
07/31/2005                $ 10,390                     $ 10,207              $ 10,514
10/31/2005                $ 10,330                     $ 10,150              $ 10,327
01/31/2006                $ 10,890                     $ 10,293              $ 11,005
04/30/2006                $ 11,042                     $ 10,207              $ 11,322
07/31/2006                $ 10,869                     $ 10,356              $ 11,079
10/31/2006                $ 11,346                     $ 10,677              $ 12,013
01/31/2007                $ 11,338                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   2.80%     Since Inception (4/5/05)   7.14%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           13 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Moderate Investor Fund (Class C)
   Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Moderate Investor Fund           Lehman Brothers
                         (Class C)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,890                     $ 10,135              $  9,810
07/31/2005                $ 10,380                     $ 10,207              $ 10,514
10/31/2005                $ 10,320                     $ 10,150              $ 10,327
01/31/2006                $ 10,882                     $ 10,293              $ 11,005
04/30/2006                $ 11,035                     $ 10,207              $ 11,322
07/31/2006                $ 10,872                     $ 10,356              $ 11,079
10/31/2006                $ 11,349                     $ 10,677              $ 12,013
01/31/2007                $ 11,736                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   6.85%     Since Inception (4/5/05)   9.18%


                           14 | MODERATE INVESTOR FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Moderate Investor Fund (Class N)
   Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Moderate Investor Fund           Lehman Brothers
                         (Class N)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,900                     $ 10,135              $  9,810
07/31/2005                $ 10,410                     $ 10,207              $ 10,514
10/31/2005                $ 10,360                     $ 10,150              $ 10,327
01/31/2006                $ 10,935                     $ 10,293              $ 11,005
04/30/2006                $ 11,108                     $ 10,207              $ 11,322
07/31/2006                $ 10,955                     $ 10,356              $ 11,079
10/31/2006                $ 11,443                     $ 10,677              $ 12,013
01/31/2007                $ 11,862                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   7.47%     Since Inception (4/5/05)   9.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           15 | MODERATE INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Moderate Investor Fund (Class Y)
   Lehman Brothers Aggregate Bond Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Moderate Investor Fund           Lehman Brothers
                         (Class Y)               Aggregate Bond Index     S&P 500 Index
04/05/2005                $ 10,000                     $ 10,000              $ 10,000
04/30/2005                $  9,900                     $ 10,135              $  9,810
07/31/2005                $ 10,420                     $ 10,207              $ 10,514
10/31/2005                $ 10,390                     $ 10,150              $ 10,327
01/31/2006                $ 10,979                     $ 10,293              $ 11,005
04/30/2006                $ 11,173                     $ 10,207              $ 11,322
07/31/2006                $ 11,030                     $ 10,356              $ 11,079
10/31/2006                $ 11,559                     $ 10,677              $ 12,013
01/31/2007                $ 11,987                     $ 10,734              $ 12,603

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/07

1-Year   9.18%     Since Inception (4/5/05)   10.46%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           16 | MODERATE INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           17 | MODERATE INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                           18 | MODERATE INVESTOR FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING         ENDING            EXPENSES
                            ACCOUNT           ACCOUNT           PAID DURING
                            VALUE             VALUE             6 MONTHS ENDED
                            (8/1/06)          1/31/07           JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual              $  1,000.00       $  1,084.30       $  2.16
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00          1,023.14          2.09
--------------------------------------------------------------------------------
Class B Actual                 1,000.00          1,080.00          6.42
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00          1,019.06          6.23
--------------------------------------------------------------------------------
Class C Actual                 1,000.00          1,079.50          6.20
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00          1,019.26          6.02
--------------------------------------------------------------------------------
Class N Actual                 1,000.00          1,082.70          3.47
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00          1,021.88          3.37
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00          1,086.80          0.00
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00          1,025.21          0.00

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2007 are as follows

CLASS     EXPENSE RATIOS
------------------------
Class A       0.41%
------------------------
Class B       1.22
------------------------
Class C       1.18
------------------------
Class N       0.66
------------------------
Class Y       0.00

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                           19 | MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                       VALUE
                                                                     SHARES       SEE NOTE 1
---------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
---------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS--9.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y           3,864,044    $  24,652,598
---------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                               1,351,142       36,021,440
                                                                               --------------
                                                                                  60,674,038

---------------------------------------------------------------------------------------------
FIXED INCOME--43.8%
Oppenheimer Champion Income Fund, Cl. Y                           6,341,189       60,748,588
---------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                11,639,178      118,486,838
---------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                        4,986,529       29,570,116
---------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                   5,914,588       58,613,569
                                                                               --------------
                                                                                 267,419,111

---------------------------------------------------------------------------------------------
GLOBAL EQUITY--10.2%
Oppenheimer Global Fund, Cl. Y                                      831,381       62,029,320
---------------------------------------------------------------------------------------------
U.S. EQUITY--35.6%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                    1,239,117       60,295,453
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                               1,499,294       62,100,737
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                   2,033,988       30,936,958
---------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                     2,348,542       63,833,361
                                                                               --------------
                                                                                 217,166,509

---------------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3       1,897,564        1,897,564

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $584,165,120)                        99.8%     609,186,542
---------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                         0.2        1,196,303
                                                                 ----------------------------
NET ASSETS                                                            100.0%   $ 610,382,845
                                                                 ============================


                           20 | MODERATE INVESTOR FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES                                            SHARES
                                                               JANUARY 31,            GROSS            GROSS     JANUARY 31,
                                                                      2006        ADDITIONS       REDUCTIONS            2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       452,591          820,723           34,197       1,239,117
Oppenheimer Champion Income Fund, Cl. Y                                 --        6,393,241 a         52,052       6,341,189
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                      1,239,352        2,701,647           76,955       3,864,044
Oppenheimer Core Bond Fund, Cl. Y                                3,823,987        8,038,131          222,940      11,639,178
Oppenheimer Global Fund, Cl. Y                                     307,304          566,577           42,500         831,381
Oppenheimer High Yield Fund, Cl. Y                               2,132,328        3,051,493        5,183,821              --
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.35%                                                            --       28,804,117       26,906,553       1,897,564
Oppenheimer International Bond Fund, Cl. Y                       1,704,413        3,377,939           95,823       4,986,529
Oppenheimer Limited-Term Government Fund, Cl. Y                  1,959,654        4,068,792          113,858       5,914,588
Oppenheimer Main Street Fund, Cl. Y                                533,482        1,009,269           43,457       1,499,294
Oppenheimer Main Street Opportunity Fund, Cl. Y                    729,566        1,370,938           66,516       2,033,988
Oppenheimer Real Estate Fund, Cl. Y                                527,524          898,794           75,176       1,351,142
Oppenheimer Value Fund, Cl. Y                                      829,078        1,563,344           43,880       2,348,542

                                                                                      VALUE         DIVIDEND        REALIZED
                                                                                 SEE NOTE 1           INCOME            LOSS
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                 $   60,295,453    $          --    $     38,812
Oppenheimer Champion Income Fund, Cl. Y                                          60,748,588        1,199,700 b         2,599
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                          24,652,598          960,594 b       169,353
Oppenheimer Core Bond Fund, Cl. Y                                               118,486,838        4,199,544 b        69,237
Oppenheimer Global Fund, Cl. Y                                                   62,029,320          815,840 b        28,536
Oppenheimer High Yield Fund, Cl. Y                                                       --        1,737,465 b        15,099
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                         1,897,564           18,255              --
Oppenheimer International Bond Fund, Cl. Y                                       29,570,116          817,417 b        13,532
Oppenheimer Limited-Term Government Fund, Cl. Y                                  58,613,569        2,033,230 b        17,783
Oppenheimer Main Street Fund, Cl. Y                                              62,100,737          717,241 b        27,770
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  30,936,958          843,357 b        15,430
Oppenheimer Real Estate Fund, Cl. Y                                              36,021,440        1,299,152 b        27,261
Oppenheimer Value Fund, Cl. Y                                                    63,833,361        1,174,091 b        22,467
                                                                             ------------------------------------------------
                                                                             $  609,186,542    $  15,815,886    $    447,879
                                                                             ================================================

a Received 5,084,247 shares as the result of the acquisition of Oppenheimer High Yield Fund.

b All or portion of the transactions were the result of non-cash dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           21 | MODERATE INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $584,165,120)                              $  609,186,542
-------------------------------------------------------------------------------------
Cash                                                                           7,116
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                         3,850,796
Interest and dividends                                                     1,199,053
Investments sold                                                             150,185
Other                                                                          9,386
                                                                      ---------------
Total assets                                                             614,403,078

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      3,247,894
Shares of beneficial interest redeemed                                       490,753
Distribution and service plan fees                                           123,145
Transfer and shareholder servicing agent fees                                 55,974
Shareholder communications                                                    40,612
Trustees' compensation                                                        32,591
Other                                                                         29,264
                                                                      ---------------
Total liabilities                                                          4,020,233

-------------------------------------------------------------------------------------
NET ASSETS                                                            $  610,382,845
                                                                      ===============

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $       53,628
-------------------------------------------------------------------------------------
Additional paid-in capital                                               578,274,656
-------------------------------------------------------------------------------------
Accumulated net investment income                                            999,526
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                               6,033,613
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                25,021,422
                                                                      ---------------
NET ASSETS                                                            $  610,382,845
                                                                      ===============


                           22 | MODERATE INVESTOR FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$313,310,580 and 27,438,947 shares of beneficial interest outstanding)             $ 11.42
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                           $ 12.12
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $101,928,629
and 8,987,009 shares of beneficial interest outstanding)                           $ 11.34
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,351,224
and 12,562,015 shares of beneficial interest outstanding)                          $ 11.33
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,619,937
and 4,537,174 shares of beneficial interest outstanding)                           $ 11.38
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,172,475 and 102,372 shares of beneficial interest outstanding)        $ 11.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | MODERATE INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                            $    15,815,886
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                67,307
---------------------------------------------------------------------------------------------------------------
Other income                                                                                             1,324
                                                                                               ----------------
Total investment income                                                                             15,884,517

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                511,859
Class B                                                                                                698,861
Class C                                                                                                954,943
Class N                                                                                                135,077
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                217,997
Class B                                                                                                105,245
Class C                                                                                                115,898
Class N                                                                                                 34,269
Class Y                                                                                                      3
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 53,284
Class B                                                                                                 29,093
Class C                                                                                                 25,278
Class N                                                                                                  2,898
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  33,399
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              1,489
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   37,849
                                                                                               ----------------
Total expenses                                                                                       2,957,442
Less reduction to custodian expenses                                                                       (11)
Less waivers and reimbursements of expenses                                                               (346)
                                                                                               ----------------
Net expenses                                                                                         2,957,085

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               12,927,432

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                                  (447,879)
Distributions received from affiliated companies                                                     7,169,211
                                                                                               ----------------
Net realized gain                                                                                    6,721,332
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                20,367,168

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    40,015,932
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | MODERATE INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                 2007               2006 1
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                        $   12,927,432    $     2,808,609
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 6,721,332          1,518,222
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            20,367,168          4,654,254
                                                                             ------------------------------------
Net increase in net assets resulting from operations                             40,015,932          8,981,085

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (6,838,205)        (1,457,787)
Class B                                                                          (1,753,095)          (428,124)
Class C                                                                          (2,462,961)          (555,237)
Class N                                                                          (1,056,853)          (164,658)
Class Y                                                                             (23,344)            (5,308)
                                                                             ------------------------------------
                                                                                (12,134,458)        (2,611,114)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            (694,225)                --
Class B                                                                            (231,731)                --
Class C                                                                            (318,700)                --
Class N                                                                            (111,013)                --
Class Y                                                                              (2,136)                --
                                                                             ------------------------------------
                                                                                 (1,357,805)                --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         191,855,068        104,188,008
Class B                                                                          60,241,093         35,779,888
Class C                                                                          88,079,456         46,402,364
Class N                                                                          37,858,714         11,835,440
Class Y                                                                             845,510            299,664
                                                                             ------------------------------------
                                                                                378,879,841        198,505,364

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                  405,403,510        204,875,335
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             204,979,335            104,000 2
                                                                             ------------------------------------
End of period (including accumulated net investment
income of $999,526 and $206,552, respectively)                               $  610,382,845    $   204,979,335
                                                                             ====================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           25 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.78    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .39                .38
Net realized and unrealized gain                                                        .55                .57
                                                                             ------------------------------------
Total from investment operations                                                        .94                .95
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.30)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.42    $         10.78
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.73%              9.58%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      313,311    $       107,686
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      206,672    $        43,984
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.57%              4.39%
Total expenses 5                                                                       0.40%              0.47%
Expenses after waivers and reimbursements and reduction to custodian
expenses                                                                               0.40%              0.46%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.01%
               Period Ended January 31, 2006       1.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           26 | MODERATE INVESTOR FUND

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.74    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .58
                                                                             ------------------------------------
Total from investment operations                                                        .84                .89
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.34    $         10.74
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.80%              8.90%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      101,929    $        36,956
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       70,066    $        15,521
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.73%              3.56%
Total expenses 5                                                                       1.21%              1.31%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.21%              1.29%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.82%
               Period Ended January 31, 2006       1.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           27 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.73    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .30                .31
Net realized and unrealized gain                                                        .54                .57
                                                                             ------------------------------------
Total from investment operations                                                        .84                .88
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.21)              (.15)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.24)              (.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.33    $         10.73
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     7.85%              8.82%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      142,351    $        47,904
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       95,773    $        19,527
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.78%              3.64%
Total expenses 5                                                                       1.16%              1.23%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.16%              1.22%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.77%
               Period Ended January 31, 2006       1.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | MODERATE INVESTOR FUND

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.76    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .40                .40
Net realized and unrealized gain                                                        .51                .53
                                                                             ------------------------------------
Total from investment operations                                                        .91                .93
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.26)              (.17)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.17)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.38    $         10.76
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     8.47%              9.35%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $       51,620    $        12,117
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       27,110    $         4,158
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.58%              4.56%
Total expenses 5                                                                       0.65%              0.68%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.65%              0.67%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         1.26%
               Period Ended January 31, 2006       1.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           29 | MODERATE INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        10.79    $         10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .56                .36
Net realized and unrealized gain                                                        .43                .61
                                                                             ------------------------------------
Total from investment operations                                                        .99                .97
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.30)              (.18)
Distributions from net realized gain                                                   (.03)                --
                                                                             ------------------------------------
Total dividends and/or distributions to shareholders                                   (.33)              (.18)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        11.45    $         10.79
                                                                             ====================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     9.18%              9.79%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        1,172    $           316
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $          335   $            216
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  5.06%              4.20%
Total expenses 5                                                                       0.00%              0.28%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.00%              0.12%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                 0%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Year Ended January 31, 2007         0.61%
               Period Ended January 31, 2006       0.96

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           30 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Moderate Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital and current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Commodity Strategy Total Return Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that


                           31 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                           32 | MODERATE INVESTOR FUND

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $   1,031,319     $  6,161,658              $  --        $  24,893,377

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2007. Net assets of the Portfolio were unaffected by the reclassifications.

                                                  REDUCTION TO ACCUMULATED
      INCREASE TO PAID-IN CAPITAL       NET REALIZED GAIN ON INVESTMENTS 3
      --------------------------------------------------------------------
      $  680,350                                                $  680,350

3. $680,350, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                           YEAR ENDED          PERIOD ENDED
                                     JANUARY 31, 2007      JANUARY 31, 2006
     ----------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                    $  12,134,458          $  2,611,114
     Long-term capital gain                 1,357,805                    --
                                        -----------------------------------
     Total                              $  13,492,263          $  2,611,114
                                        ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is


                           33 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities                  $  584,293,165
                                                ==============
Gross unrealized appreciation                   $   30,268,682
Gross unrealized depreciation                       (5,375,305)
                                                --------------
Net unrealized appreciation                     $   24,893,377
                                                ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31, 2007, the Portfolio's projected benefit obligations were increased by $27,088 and payments of $689 were made to retired trustees, resulting in an accumulated liability of $26,399 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                           34 | MODERATE INVESTOR FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        20,288,978   $  223,056,909       10,348,982      $  108,067,839
Dividends and/or
distributions reinvested       639,909        7,205,339          131,505           1,380,804
Redeemed                    (3,480,234)     (38,407,180)        (500,193)         (5,260,635)
                           ------------------------------------------------------------------
Net increase                17,448,653   $  191,855,068        9,980,294      $  104,188,008
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS B
Sold                         6,606,757   $   71,847,371        3,602,759      $   37,460,502
Dividends and/or
distributions reinvested       169,423        1,897,534           38,687             404,664
Redeemed                    (1,231,276)     (13,503,812)        (199,441)         (2,085,278)
                           ------------------------------------------------------------------
Net increase                 5,544,904   $   60,241,093        3,442,005      $   35,779,888
                           ==================================================================


                           35 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES           AMOUNT           SHARES              AMOUNT
---------------------------------------------------------------------------------------------
CLASS C
Sold                         9,578,836   $  104,254,518        4,610,775       $  47,936,138
Dividends and/or
distributions reinvested       232,677        2,603,646           48,772             509,662
Redeemed                    (1,715,538)     (18,778,708)        (193,607)         (2,043,436)
                           ------------------------------------------------------------------
Net increase                 8,095,975   $   88,079,456        4,465,940       $  46,402,364
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS N
Sold                         4,596,537   $   50,879,391        1,274,902       $  13,414,589
Dividends and/or
distributions reinvested        94,107        1,056,826           14,511             152,071
Redeemed                    (1,279,558)     (14,077,503)        (163,425)         (1,731,220)
                           ------------------------------------------------------------------
Net increase                 3,411,086   $   37,858,714        1,125,988       $  11,835,440
                           ==================================================================

---------------------------------------------------------------------------------------------
CLASS Y
Sold                           102,771   $    1,171,814           35,197       $     362,730
Dividends and/or
distributions reinvested         2,252           25,447              503               5,289
Redeemed                       (31,969)        (351,751)          (6,482)            (68,355)
                           ------------------------------------------------------------------
Net increase                    73,054   $      845,510           29,218       $     299,664
                           ==================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January 31, 2007, were as follows:

                                                       PURCHASES          SALES
--------------------------------------------------------------------------------
Investment securities                              $ 398,091,239   $ 15,833,706

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.56%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2007, the Portfolio paid $433,544 to OFS for services to the Portfolio.


                           36 | MODERATE INVESTOR FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $1,467,225, $952,601 and $434,332, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                           37 | MODERATE INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
January 31, 2007      $  1,329,676        $  6,009      $  141,693       $  29,564        $  7,827

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.30%, 2.05%, 2.05%, 1.55% and 1.05%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived $346 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.


                           38 | MODERATE INVESTOR FUND

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                           39 | MODERATE INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Moderate Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Moderate Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007


                           40 | MODERATE INVESTOR FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2006. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0274 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 29, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions should be multiplied by 15.57% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $2,886,157 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2007, $54,916 or 0.45% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                           41 | MODERATE INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           42 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                           43 | MODERATE INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi Schadt, Jerry Webman and Kurt Wolfgruber, the members of the Fund's Asset Allocation Team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load mixed-asset target allocation moderate funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other moderate mixed-asset target allocation funds of funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expenses so that total annual portfolio and underlying fund operating expenses as a percentage of average daily net assets will not exceed the following annual rates: 1.30% for Class A, 2.05% for Class B and Class C, 1.55% for Class N and 1.05% for Class Y. The


                           44 | MODERATE INVESTOR FUND

Manager may modify or terminate that undertaking at any time without notice to shareholders. The Board noted that the Fund does not pay a management fee and that the Fund's total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale would benefit the Fund's shareholders and the current level of Fund assets.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                           45 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE     HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES             THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                 COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                 General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board of         Director of Special Value Opportunities Fund, LLC (registered investment company)
Trustees (since 2007) and        (since September 2004); Investment Advisory Board Member of Zurich
Trustee (since 2005)             Financial Services (insurance) (since October 2004); Board of Governing Trustees of
Age: 63                          The Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special
                                 Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                 (January 1999-September 2004) and Managing Principal (1997-December 1998); Trustee
                                 of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                 Governor, Jerome Levy Economics Institute of Bard College (August 1990-September
                                 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002)
                                 (executive search firm). Oversees 59 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                 Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)             (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 66                          1991-August 2006); President of the Investment Company Institute (trade association)
                                 (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 49 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                 A trustee or director of other Oppenheimer funds. Oversees 59 portfolios in the
Trustee (since 2005)             OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,            Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 2005)             (since 1979) of the National Academy of Sciences; Council on Foreign Relations
Age: 68                          (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier)
                                 (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical
                                 Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of
                                 Third World Academy of Sciences; Director of the Institute for Advanced Study
                                 (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at
                                 Duke University (1983-1991). Oversees 49 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                  Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2005)             and Senior Vice President and General Auditor of American Express Company (financial
Age: 64                          services company) (July 1998-February 2003). Oversees 49 portfolios in the
                                 OppenheimerFunds complex.

JOEL W. MOTLEY,                  Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2005)             (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                          adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                 (privately-held financial adviser) (January 1998-December 2001); Member of the
                                 Finance and Budget Committee of the Council on Foreign Relations, the Investment
                                 Committee of the Episcopal Church of America, the Investment Committee and Board of
                                 Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees
                                 49 portfolios in the OppenheimerFunds complex.


                           46 | MODERATE INVESTOR FUND

KENNETH A. RANDALL,            Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2005)           1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                        trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                               Mutual Casualty Company, American Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company; Former President and Chief Executive Officer
                               of The Conference Board, Inc. (international economic and business research).
                               Oversees 49 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,      Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2005)           and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                        (non-profit educational organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan & Co.
                               (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958). Oversees 49
                               portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,              Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)           (since 1996); Director of Lakes Environmental Association (since 1996); Member of
Age: 65                        the Investment Committee of the Associated Jewish Charities of Baltimore (since
                               1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 49 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                 President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)           company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 59                        Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                               Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                               Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                               Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                               of PacifiCorp. (electric utility) (1995-1999). Oversees 49 portfolios in the
                               OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                    FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                               INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                               OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                               REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                               OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal        (since September 2000) of the Manager; President and a director or trustee of other
Executive Officer and Trustee  Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2005)                   (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
Age: 57                        (holding company subsidiary of the Manager) (since July 2001); Director of
                               OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                               2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                               Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                               2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                               Inc., Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                               Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 1, 2001) and Director (since July 2001) of Oppenheimer
                               Real Asset Management, Inc.; Executive Vice President of


                           47 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
Continued                      1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                               Capital Management LLC) (since June 1995); Member of the Investment Company
                               Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series
                               Investment Fund and MassMutual Select Funds (open-end investment companies)
                               (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                               1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                               Life Insurance Company (September 1999-August 2000); Director of Emerald Isle
                               Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp)
                               (June 1989-June 1998). Oversees 96 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SCHADT,
THE FUND                       WEBMAN, WOLFGRUBER, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER,
                               225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                               PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                               80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RUDI W. SCHADT,                Vice President, Director of Research in Product Design and Risk Management of the
Vice President and Portfolio   Manager. Prior to joining the Manager in February 2002 he was a Director and Senior
Manager (since 2005)           Quantitative Analyst (2000-2001) at UBS Asset Management prior to which he was an
Age: 49                        Associate Director of Research (since June 1999) and Senior Researcher and Portfolio
                               Manager (from June 1997) at State Street Global Advisors. An officer of 11 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,              Chief Economist of the Manager (since 2006); Senior Vice President (since February
Vice President and Portfolio   1996) and Senior Investment Officer and Director (since 1997) of the Manager's Fixed
Manager (since 2005)           Income Investments; Senior Vice President (since May 1999) of HarbourView Asset
Age: 57                        Management Corporation. An officer of 8 other portfolios in the OppenheimerFunds complex.

KURT WOLFGRUBER,               Executive Vice President of the Manager (since March 2003) and Chief Investment
Vice President and Portfolio   Officer and Director of the Manager (since July 2003) of the Manager. He has been
Manager (since 2005)           Director of HarbourView Asset Management Corporation and of OFI Institutional Asset
Age: 57                        Management, Inc. (since June 2003) and of Tremont Capital Management, Inc. (since
                               October 2001). He is also an officer of 8 other portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief       2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer             Management Corporation and Shareholder Services, Inc. (since June 1983). Former Vice
(since 2005)                   President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 56                        officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal        the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting         Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2005)           Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                        Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                               (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                               Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                               (charitable trust program established


                           48 | MODERATE INVESTOR FUND

BRIAN W. WIXTED,               by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI
Continued                      Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                               Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                               Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                               2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                               Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,             Vice President of the Manager (since February 2007); Manager/Financial Product
Assistant Treasurer            Accounting of the Manager (November 1998-July 2002). An officer of 96 portfolios in
(since 2004)                   the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,             Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer            Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                   of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 36                        Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001). An
                               officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2005)         of the Manager; General Counsel and Director of the Distributor (since December
Age: 58                        2001); General Counsel of Centennial Asset Management Corporation (since December
                               2001); Senior Vice President and General Counsel of HarbourView Asset Management
                               Corporation (since December 2001); Secretary and General Counsel of OAC (since
                               November 2001); Assistant Secretary (since September 1997) and Director (since
                               November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                               President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                               2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                               Senior Vice President, General Counsel and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                               President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                               Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                               Program (since June 2003); Senior Vice President and General Counsel of OFI
                               Institutional Asset Management, Inc. (since November 2001); Director of
                               OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                               Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November 1989-November 2001), and
                               OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,             Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary            President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                   2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                        (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                               Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.


                           49 | MODERATE INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES,              Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary            October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                   (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                        Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                               Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                               Assistant Counsel of the Manager (August 1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,          Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary            2004); First Vice President (2001-September 2004); Director (2000-September 2004)
(since 2004)                   and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of
Age: 43                        96 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                           50 | MODERATE INVESTOR FUND




EQUITY INVESTOR FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Global Equity         29.8%
U.S. Equity           70.0
Money Market           0.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                            8 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. For its fiscal year ending January 31, 2007, Equity Investor Fund's Class A shares, without sales charge, returned 10.85% and under-performed its benchmark, the S&P 500 Index, which returned 14.53%. We attribute this relative underperformance to the cumulative underperformance of the Portfolio's underlying funds relative to their respective benchmarks. In terms of individual detractors on a fund level, such factors included volatile global equity markets and disappointing stock selection within the Portfolio's underlying funds. Additionally, over the last 12-months, the global market tended to not appropriately reward high-quality companies that consistently grew their earnings. This situation ended up hurting many of the Portfolio's underlying funds, as their investment philosophies tend to emphasize strong earnings growth.

      Despite the Portfolio's relative underperformance, its absolute performance was favorable. Strong contributions made by three out of the Portfolio's top five allocations helped Portfolio performance. Oppenheimer Global Fund (the Portfolio's largest holding), Oppenheimer Value Fund and Oppenheimer Main Street Fund all boosted Portfolio returns. The strong performance of those Funds can be attributed to successful security selection. An additional positive contributor was the Oppenheimer Developing Markets Fund.

      Among the top performance detractors to the Portfolio were the Oppenheimer Capital Appreciation Fund (the Portfolio's second largest holding) and the Oppenheimer Global Opportunities Fund. While the Oppenheimer Capital Appreciation Fund was partially hurt by its exposure to the underperforming US growth stock sector, the Oppenheimer Global Opportunities Fund experienced disappointing returns due to both asset allocation and stock selection issues.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2007. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and


                            9 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

none of the data in the graphs shows the effect of taxes. The Portfolio s performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                            10 | EQUITY INVESTOR FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class A)
   S&P 500 Index
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                    Equity Investor Fund
                         (Class A)               S&P 500 Index     MSCI World Index
04/05/2005                $  9,425                  $ 10,000           $ 10,000
04/30/2005                $  9,199                  $  9,810           $  9,788
07/31/2005                $  9,991                  $ 10,514           $ 10,414
10/31/2005                $  9,972                  $ 10,327           $ 10,514
01/31/2006                $ 11,071                  $ 11,005           $ 11,612
04/30/2006                $ 11,433                  $ 11,322           $ 12,226
07/31/2006                $ 10,746                  $ 11,079           $ 11,897
10/31/2006                $ 11,624                  $ 12,013           $ 12,817
01/31/2007                $ 12,272                  $ 12,603           $ 13,570

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   4.48%     Since Inception (4/5/05)   11.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                            11 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class B)
   S&P 500 Index
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                    Equity Investor Fund
                         (Class B)               S&P 500 Index     MSCI World Index
04/05/2005                $ 10,000                  $ 10,000           $ 10,000
04/30/2005                $  9,750                  $  9,810           $  9,788
07/31/2005                $ 10,580                  $ 10,514           $ 10,414
10/31/2005                $ 10,540                  $ 10,327           $ 10,514
01/31/2006                $ 11,670                  $ 11,005           $ 11,612
04/30/2006                $ 12,023                  $ 11,322           $ 12,226
07/31/2006                $ 11,276                  $ 11,079           $ 11,897
10/31/2006                $ 12,185                  $ 12,013           $ 12,817
01/31/2007                $ 12,433                  $ 12,603           $ 13,570

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   4.97%     Since Inception (4/5/05)   12.69%


                            12 | EQUITY INVESTOR FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class C)
   S&P 500 Index
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                    Equity Investor Fund
                         (Class C)               S&P 500 Index     MSCI World Index
04/05/2005                $ 10,000                  $ 10,000         $ 10,000
04/30/2005                $  9,750                  $  9,810         $  9,788
07/31/2005                $ 10,570                  $ 10,514         $ 10,414
10/31/2005                $ 10,530                  $ 10,327         $ 10,514
01/31/2006                $ 11,664                  $ 11,005         $ 11,612
04/30/2006                $ 12,028                  $ 11,322         $ 12,226
07/31/2006                $ 11,280                  $ 11,079         $ 11,897
10/31/2006                $ 12,180                  $ 12,013         $ 12,817
01/31/2007                $ 12,831                  $ 12,603         $ 13,570

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   9.00%     Since Inception (4/5/05)   14.66%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                            13 | EQUITY INVESTOR FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class N)
   S&P 500 Index
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                    Equity Investor Fund
                         (Class N)               S&P 500 Index     MSCI World Index
04/05/2005                $ 10,000                  $ 10,000           $ 10,000
04/30/2005                $  9,750                  $  9,810           $  9,788
07/31/2005                $ 10,600                  $ 10,514           $ 10,414
10/31/2005                $ 10,580                  $ 10,327           $ 10,514
01/31/2006                $ 11,734                  $ 11,005           $ 11,612
04/30/2006                $ 12,109                  $ 11,322           $ 12,226
07/31/2006                $ 11,380                  $ 11,079           $ 11,897
10/31/2006                $ 12,301                  $ 12,013           $ 12,817
01/31/2007                $ 12,986                  $ 12,603           $ 13,570

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   9.67%     Since Inception (4/5/05)   15.42%


                            14 | EQUITY INVESTOR FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Equity Investor Fund (Class Y)
   S&P 500 Index
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                    Equity Investor Fund
                         (Class Y)               S&P 500 Index     MSCI World Index
04/05/2005                $ 10,000                  $ 10,000           $ 10,000
04/30/2005                $  9,760                  $  9,810           $  9,788
07/31/2005                $ 10,600                  $ 10,514           $ 10,414
10/31/2005                $ 10,600                  $ 10,327           $ 10,514
01/31/2006                $ 11,769                  $ 11,005           $ 11,612
04/30/2006                $ 12,164                  $ 11,322           $ 12,226
07/31/2006                $ 11,444                  $ 11,079           $ 11,897
10/31/2006                $ 12,407                  $ 12,013           $ 12,817
01/31/2007                $ 13,113                  $ 12,603           $ 13,570

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/07

1-Year   11.42%     Since Inception (4/5/05)   16.04%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 16 FOR FURTHER INFORMATION.


                            15 | EQUITY INVESTOR FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                            16 | EQUITY INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                            17 | EQUITY INVESTOR FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                         BEGINNING     ENDING        EXPENSES
                         ACCOUNT       ACCOUNT       PAID DURING
                         VALUE         VALUE         6 MONTHS ENDED
                         (8/1/06)      (1/31/07)     JANUARY 31, 2007
----------------------------------------------------------------------
Class A Actual           $ 1,000.00    $ 1,142.00    $ 2.70
----------------------------------------------------------------------
Class A Hypothetical       1,000.00      1,022.68      2.55
----------------------------------------------------------------------
Class B Actual             1,000.00      1,138.10      7.03
----------------------------------------------------------------------
Class B Hypothetical       1,000.00      1,018.65      6.64
----------------------------------------------------------------------
Class C Actual             1,000.00      1,137.50      6.92
----------------------------------------------------------------------
Class C Hypothetical       1,000.00      1,018.75      6.53
----------------------------------------------------------------------
Class N Actual             1,000.00      1,141.10      3.62
----------------------------------------------------------------------
Class N Hypothetical       1,000.00      1,021.83      3.42
----------------------------------------------------------------------
Class Y Actual             1,000.00      1,145.80      0.11
----------------------------------------------------------------------
Class Y Hypothetical       1,000.00      1,025.10      0.10

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       0.50%
------------------------
Class B       1.30
------------------------
Class C       1.28
------------------------
Class N       0.67
------------------------
Class Y       0.02

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                            18 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                       VALUE
                                                                      SHARES      SEE NOTE 1
---------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.8% 1
---------------------------------------------------------------------------------------------
GLOBAL EQUITY--29.7%
Oppenheimer Developing Markets Fund, Cl. Y                           425,351   $  17,371,323
---------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                       915,262      68,287,717
---------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                         430,055      15,761,516
                                                                               --------------
                                                                                 101,420,556

---------------------------------------------------------------------------------------------
U.S. EQUITY--69.8%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                     1,364,861      66,414,138
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                1,239,380      51,335,107
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                    2,241,434      34,092,207
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                      1,423,589      33,710,600
---------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                      1,940,570      52,744,684
                                                                               --------------
                                                                                 238,296,736

---------------------------------------------------------------------------------------------
MONEY MARKET--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3          812,798         812,798

---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $320,374,505)                         99.8%    340,530,090
---------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                          0.2         779,347
                                                                   --------------------------
NET ASSETS                                                             100.0%  $ 341,309,437
                                                                   ==========================


                            19 | EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS          SHARES
                                                            JAN. 31, 2006       ADDITIONS    REDUCTIONS   JAN. 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      393,164         983,560        11,863       1,364,861
Oppenheimer Developing Markets Fund, Cl. Y                        131,194         314,497        20,340         425,351
Oppenheimer Global Fund, Cl. Y                                    265,671         662,425        12,834         915,262
Oppenheimer Global Opportunities Fund, Cl. Y                      124,676         323,417        18,038         430,055
Oppenheimer Institutional Money Market
Fund, Cl. E, 5.35%                                                     --      18,991,348    18,178,550         812,798
Oppenheimer Main Street Fund, Cl. Y                               347,889         901,686        10,195       1,239,380
Oppenheimer Main Street Opportunity Fund, Cl. Y                   633,885       1,625,988        18,439       2,241,434
Oppenheimer Main Street Small Cap Fund, Cl. Y                     409,733       1,025,265        11,409       1,423,589
Oppenheimer Value Fund, Cl. Y                                     541,824       1,414,683        15,937       1,940,570

                                                                                    VALUE      DIVIDEND        REALIZED
                                                                               SEE NOTE 1        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                $  66,414,138   $        --   $     (12,619)
Oppenheimer Developing Markets Fund, Cl. Y                                     17,371,323       526,250 a         6,359
Oppenheimer Global Fund, Cl. Y                                                 68,287,717       877,397 a       (15,027)
Oppenheimer Global Opportunities Fund, Cl. Y                                   15,761,516     1,056,485 a          (933)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                         812,798        11,695              --
Oppenheimer Main Street Fund, Cl. Y                                            51,335,107       579,774 a        (5,715)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                34,092,207       911,538 a        (4,346)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  33,710,600       595,977 a       (12,265)
Oppenheimer Value Fund, Cl. Y                                                  52,744,684       948,586 a        (4,716)
                                                                            --------------------------------------------
                                                                            $ 340,530,090   $ 5,507,702   $     (49,262)
                                                                            ============================================

a All or portion of the transactions were the results of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            20 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $320,374,505)                                                       $ 340,530,090
-------------------------------------------------------------------------------------------------------------
Cash                                                                                                   5,923
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                 2,010,024
Investments sold                                                                                      82,990
Interest and dividends                                                                                 4,474
Other                                                                                                  5,647
                                                                                               --------------
Total assets                                                                                     342,639,148

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                903,935
Shares of beneficial interest redeemed                                                               234,836
Distribution and service plan fees                                                                    68,119
Transfer and shareholder servicing agent fees                                                         51,098
Shareholder communications                                                                            32,192
Trustees' compensation                                                                                16,564
Other                                                                                                 22,967
                                                                                               --------------
Total liabilities                                                                                  1,329,711

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $ 341,309,437
                                                                                               ==============

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $      27,107
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       313,032,247
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                      (16,141)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       8,110,639
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                        20,155,585
                                                                                               --------------
NET ASSETS                                                                                     $ 341,309,437
                                                                                               ==============


                            21 | EQUITY INVESTOR FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $173,539,184
and 13,740,671 shares of beneficial interest outstanding)                                      $ 12.63
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $ 13.40
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $59,405,873 and 4,736,815 shares of
beneficial interest outstanding)                                                               $ 12.54
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $70,691,519 and 5,639,824 shares of
beneficial interest outstanding)                                                               $ 12.53
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $35,651,911 and 2,829,694 shares of
beneficial interest outstanding)                                                               $ 12.60
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$2,020,950 and 159,542 shares of beneficial interest outstanding)                              $ 12.67

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            22 | EQUITY INVESTOR FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                            $     5,507,702
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                33,983
---------------------------------------------------------------------------------------------------------------
Other income                                                                                               861
                                                                                               ----------------
Total investment income                                                                              5,542,546

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                268,972
Class B                                                                                                384,556
Class C                                                                                                451,719
Class N                                                                                                 93,970
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                209,311
Class B                                                                                                 88,498
Class C                                                                                                100,720
Class N                                                                                                 29,532
Class Y                                                                                                    142
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                 49,029
Class B                                                                                                 24,131
Class C                                                                                                 20,603
Class N                                                                                                  2,473
Class Y                                                                                                      4
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  17,007
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                              1,138
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   27,749
                                                                                               ----------------
Total expenses                                                                                       1,769,554
Less reduction to custodian expenses                                                                       (76)
Less waivers and reimbursements of expenses                                                               (221)
                                                                                               ----------------
Net expenses                                                                                         1,769,257

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                3,773,289

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                                                                   (49,262)
Distributions received from affiliated companies                                                     9,162,902
                                                                                               ----------------
Net realized gain                                                                                    9,113,640
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                14,991,693

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $    27,878,622
                                                                                               ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            23 | EQUITY INVESTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                  2007         2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    3,773,289   $    591,687
-------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  9,113,640      1,283,674
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             14,991,693      5,163,892
                                                                              -------------------------------
Net increase in net assets resulting from operations                              27,878,622      7,039,253

-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (2,293,120)      (380,503)
Class B                                                                             (510,255)      (127,617)
Class C                                                                             (615,967)      (120,802)
Class N                                                                             (486,103)       (41,332)
Class Y                                                                              (30,630)        (6,678)
                                                                              -------------------------------
                                                                                  (3,936,075)      (676,932)

-------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                             (522,857)       (67,178)
Class B                                                                             (182,273)       (28,621)
Class C                                                                             (214,177)       (25,903)
Class N                                                                             (112,075)        (7,402)
Class Y                                                                               (5,808)        (1,071)
                                                                              -------------------------------
                                                                                  (1,037,190)      (130,175)

-------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          113,644,714     44,717,597
Class B                                                                           36,285,425     17,711,412
Class C                                                                           45,942,782     18,857,875
Class N                                                                           27,802,175      5,289,149
Class Y                                                                            1,165,948        650,857
                                                                              -------------------------------
                                                                                 224,841,044     87,226,890

-------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total increase                                                                   247,746,401     93,459,036
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                               93,563,036        104,000 2
                                                                              -------------------------------

End of period (including accumulated net investment loss of
$16,141 and $41, respectively)                                                $  341,309,437   $ 93,563,036
                                                                              ===============================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            24 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.60   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .25            .22
Net realized and unrealized gain                                                        1.00           1.52
                                                                              -------------------------------
Total from investment operations                                                        1.25           1.74
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.18)          (.12)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.22)          (.14)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.63   $      11.60
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                     10.85%         17.46%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $      173,539   $     48,132
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $      109,318   $     17,321
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   2.07%          2.47%
Total expenses 5                                                                        0.50%          0.70%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     0.50%          0.68%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.15%
             Period Ended January 31, 2006          1.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            25 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                      2007         2006 1
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $        11.55   $      10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                  .14            .16
Net realized and unrealized gain                                                        1.01           1.50
                                                                              -------------------------------
Total from investment operations                                                        1.15           1.66
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                    (.12)          (.09)
Distributions from net realized gain                                                    (.04)          (.02)
                                                                              -------------------------------
Total dividends and distributions to shareholders                                       (.16)          (.11)
-------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $        12.54   $      11.55
                                                                              ===============================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                      9.97%         16.70%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                      $       59,406   $     19,078
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $       38,569   $      7,050
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                   1.19%          1.83%
Total expenses 5                                                                        1.31%          1.53%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                     1.31%          1.50%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    2%             7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

             Year Ended January 31, 2007            1.96%
             Period Ended January 31, 2006          2.22

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            26 | EQUITY INVESTOR FUND

CLASS C     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.54   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .14        .15
Net realized and unrealized gain                                1.01       1.51
                                                           ---------------------
Total from investment operations                                1.15       1.66
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.12)      (.10)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.16)      (.12)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.53   $  11.54
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.00%     16.64%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  70,691   $ 20,034
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  45,312   $  6,131
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           1.23%      1.71%
Total expenses 5                                                1.29%      1.48%
Expenses after waivers and reimbursements
and reduction to custodian expenses                             1.29%      1.45%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.94%
                    Period Ended January 31, 2006        2.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            27 | EQUITY INVESTOR FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.59   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                 .94       1.49
                                                           ---------------------
Total from investment operations                                1.23       1.73
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.18)      (.12)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.22)      (.14)
--------------------------------------------------------------------------------

Net asset value, end of period                             $   12.60   $  11.59
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             10.67%     17.34%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  35,652   $  5,608
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $  18,874   $  1,717
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.47%      2.62%
Total expenses 5                                                0.69%      0.79%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.69%      0.78%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        1.34%
                    Period Ended January 31, 2006        1.48

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            28 | EQUITY INVESTOR FUND

CLASS Y     YEAR ENDED JANUARY 31,                              2007     2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $   11.61   $  10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                          .29        .24
Net realized and unrealized gain                                1.03       1.52
                                                           ---------------------
Total from investment operations                                1.32       1.76
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.22)      (.13)
Distributions from net realized gain                            (.04)      (.02)
                                                           ---------------------
Total dividends and distributions to shareholders               (.26)      (.15)
--------------------------------------------------------------------------------
Net asset value, end of period                             $   12.67   $  11.61
                                                           =====================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                             11.42%     17.69%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   2,021   $    711
--------------------------------------------------------------------------------
Average net assets (in thousands)                          $   1,267   $    331
--------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                           2.46%      2.67%
Total expenses 5                                                0.03%      0.30%
Expenses after waivers and reimbursements and
reduction to custodian expenses                                 0.03%      0.27%
--------------------------------------------------------------------------------
Portfolio turnover rate                                            2%         7%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                      Year Ended January 31, 2007        0.68%
                    Period Ended January 31, 2006        0.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            29 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Equity Investor Fund formerly known as Aggressive Investor Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets


                           30 | EQUITY INVESTOR FUND
are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                            31 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN   CARRYFORWARD 1,2       INCOME TAX PURPOSES
--------------------------------------------------------------------------------
      $ --             $ 8,112,082               $ --              $ 20,154,142

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2007. Net assets of the Portfolio were unaffected by the reclassifications.

                                                        REDUCTION TO
                                     REDUCTION TO        ACCUMULATED
                                      ACCUMULATED       NET REALIZED
      INCREASE TO                  NET INVESTMENT            GAIN ON
      PAID-IN CAPITAL                        LOSS      INVESTMENTS 3
      --------------------------------------------------------------
         $ 795,429                      $ 146,686          $ 942,115

3. $795,429, all of which was long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                       YEAR ENDED       PERIOD ENDED
                                 JANUARY 31, 2007   JANUARY 31, 2006
      --------------------------------------------------------------
      Distributions paid from:
      Ordinary income                 $ 3,936,056          $ 807,107
      Long-term capital gain            1,037,209                 --
                                 -----------------------------------
      Total                           $ 4,973,265          $ 807,107
                                 ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is


                            32 | EQUITY INVESTOR FUND
attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities         $    320,375,948
                                       ================

Gross unrealized appreciation          $     20,793,751
Gross unrealized depreciation                  (639,609)
                                       ----------------
Net unrealized appreciation            $     20,154,142
                                       ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31, 2007, the Portfolio's projected benefit obligations were increased by $13,776 and payments of $355 were made to retired trustees, resulting in an accumulated liability of $13,421 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                            33 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES          AMOUNT           SHARES             AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                        10,788,987   $ 127,694,890        4,307,796       $ 46,498,407
Dividends and/or
distributions reinvested       217,939       2,704,630           38,611            427,037
Redeemed                    (1,417,148)    (16,754,806)        (205,514)        (2,207,847)
                           ----------------------------------------------------------------
Net increase                 9,589,778   $ 113,644,714        4,140,893       $ 44,717,597
                           ================================================================


                            34 | EQUITY INVESTOR FUND

                           YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                SHARES          AMOUNT          SHARES              AMOUNT
-------------------------------------------------------------------------------------------
CLASS B
Sold                         3,586,753   $  42,131,412      1,712,718        $  18,374,371
Dividends and/or
distributions reinvested        54,487         671,822         13,238              145,879
Redeemed                      (556,353)     (6,517,809)       (74,128)            (808,838)
                           ----------------------------------------------------------------
Net increase                 3,084,887   $  36,285,425      1,651,828        $  17,711,412
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                         4,655,073   $  54,733,344      1,784,313        $  19,370,332
Dividends and/or
distributions reinvested        65,253         803,921         12,844              141,411
Redeemed                      (816,245)     (9,594,483)       (61,514)            (653,868)
                           ----------------------------------------------------------------
Net increase                 3,904,081   $  45,942,782      1,735,643        $  18,857,875
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                         2,837,844   $  33,657,788        536,355        $   5,884,519
Dividends and/or
distributions reinvested        41,434         512,955          3,629               40,096
Redeemed                      (533,502)     (6,368,568)       (56,166)            (635,466)
                           ----------------------------------------------------------------
Net increase                 2,345,776   $  27,802,175        483,818        $   5,289,149
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                           121,765   $   1,440,825         69,936        $     744,994
Dividends and/or
distributions reinvested         2,927          36,412            699                7,734
Redeemed                       (26,372)       (311,289)        (9,513)            (101,871)
                           ----------------------------------------------------------------
Net increase                    98,320   $   1,165,948         61,122        $     650,857
                           ================================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January 31, 2007, were as follows:

                                                PURCHASES         SALES
         --------------------------------------------------------------
         Investment securities              $ 237,016,650   $ 4,467,498

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.58%.


                            35 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2007, the Portfolio paid $388,730 to OFS for services to the Portfolio.

     Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $978,843, $487,187 and $248,623, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.


                            36 | EQUITY INVESTOR FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C          CLASS N
                                          CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES          CHARGES
                   CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED           BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------------------------
January 31, 2007          $ 798,660             $ 48         $ 67,253         $ 13,101          $ 1,835

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C,
Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

     The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived $221 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will


                            37 | EQUITY INVESTOR FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS Continued

not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                            38 | EQUITY INVESTOR FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Equity Investor Fund, formerly Aggressive Investor Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Equity Investor Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007


                            39 | EQUITY INVESTOR FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2006. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0417 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 29, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions should be multiplied by 49.79% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $3,146,085 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2007, $23,237 or 0.59% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                            40 | EQUITY INVESTOR FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                            41 | EQUITY INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                            42 | EQUITY INVESTOR FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi Schadt, Jerry Webman and Kurt Wolfgruber, the members of the Fund's Asset Allocation Team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load global multi-cap core funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-cap core funds of funds, one other international multi-cap core fund of funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expenses so that total annual portfolio and underlying fund operating expenses as a percentage of average daily net assets will not exceed the


                            43 | EQUITY INVESTOR FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

following annual rates: 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class N and 1.20% for Class Y. The Manager may modify or terminate that undertaking at any time without notice to shareholders. The Board noted that the Fund does not pay a management fee and that the Fund's total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale would benefit the Fund's shareholders and the current level of Fund assets.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                            44 | EQUITY INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE        HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                            COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                    HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                    General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board of            Director of Special Value Opportunities Fund, LLC (registered investment company)
Trustees (since 2007) and           (since September 2004); Investment Advisory Board Member of Zurich Financial
Trustee (since 2005)                Services (insurance) (since October 2004); Board of Governing Trustees of The
Age: 63                             Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                    Advanced Study (non-profit educational institute) (since May 1992); Special
                                    Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                    (January 1999-September 2004) and Managing Principal (1997-December 1998);
                                    Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                    1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                    (May 2000-April 2002) (executive search firm). Oversees 59 portfolios in the
                                    OppenheimerFunds complex.

MATTHEW P. FINK,                    Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)                (since 2005); Director of ICI Education Foundation (education foundation)
Age: 66                             (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company
                                    (insurance company) (October 1991-June 2004). Oversees 49 portfolios in the
                                    OppenheimerFunds complex.

ROBERT G. GALLI,                    A trustee or director of other Oppenheimer funds. Oversees 59 portfolios in the
Trustee (since 2005)                OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,               Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 2005)                Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 68                             Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                                    Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy
                                    (since 1983); Foreign Associate of Third World Academy of Sciences; Director of
                                    the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                                    Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 49
                                    portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                     Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2005)                and Senior Vice President and General Auditor of American Express Company
Age: 64                             (financial services company) (July 1998-February 2003). Oversees 49 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                     Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2005)                (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                             adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                    (privately-held financial adviser) (January 1998-December 2001); Member of the
                                    Finance and Budget Committee of the Council on Foreign Relations, the Investment
                                    Committee of the Episcopal Church of America, the Investment Committee and Board
                                    of Human Rights Watch and the Investment Committee of Historic Hudson Valley.
                                    Oversees 49 portfolios in the OppenheimerFunds complex.


                            45 | EQUITY INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,                 Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2005)                1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                             trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                    Mutual Casualty Company, American Motorists Insurance Company and American
                                    Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                    Officer of The Conference Board, Inc. (international economic and business research). Oversees 49 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,           Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2005)                and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                             (non-profit educational organization); Founder, Chairman and Chief Executive
                                    Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                    Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                    Oversees 49 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                   Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)                Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                             Member of the Investment Committee of the Associated Jewish Charities of
                                    Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December
                                    2001). Oversees 49 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                      President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)                company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 59                             Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                    Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                    Director of PacifiCorp. (electric utility) (1995-1999). Oversees 49 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE AND              THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
OFFICER                             FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                    INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                    OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                    REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal             (since September 2000) of the Manager; President and a director or trustee of
Executive Officer and               other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
Trustee (since 2005)                ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 57                             Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                    Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                    November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                    Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                    (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                    (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                    Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                    Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                    (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                    Investments, Inc. (since July 2001); President (since November 1, 2001) and
                                    Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                    Vice President of


                            46 | EQUITY INVESTOR FUND

JOHN V. MURPHY,                     Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
Continued                           February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                                    Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                    Officer of the Manager (September 2000-June 2001); President and Trustee of MML
                                    Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                    (September 1999-August 2000); President, Chief Executive Officer and Director of
                                    MML Bay State Life Insurance Company (September 1999-August 2000); Director of
                                    Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                    Emerald Isle Bancorp) (June 1989-June 1998). Oversees 96 portfolios in the
                                    OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                   THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
THE FUND                            SCHADT, WEBMAN, WOLFGRUBER, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD
                                    FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                                    VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                    CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                    UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RUDI W. SCHADT,                     Vice President, Director of Research in Product Design and Risk Management of the
Vice President and Portfolio        Manager. Prior to joining the Manager in February 2002 he was a Director and
Manager (since 2005)                Senior Quantitative Analyst (2000-2001) at UBS Asset Management prior to which he
Age: 49                             was an Associate Director of Research (since June 1999) and Senior Researcher and
                                    Portfolio Manager (from June 1997) at State Street Global Advisors. An officer of
                                    11 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,                   Chief Economist of the Manager (since 2006); Senior Vice President (since
Vice President and Portfolio        February 1996) and Senior Investment Officer and Director (since 1997) of the
Manager (since 2005)                Manager's Fixed Income Investments; Senior Vice President (since May 1999) of
Age: 57                             HarbourView Asset Management Corporation. An officer of 8 other portfolios in the
                                    OppenheimerFunds complex.

KURT WOLFGRUBER,                    Executive Vice President of the Manager (since March 2003) and Chief Investment
Vice President and Portfolio        Officer and Director of the Manager (since July 2003) of the Manager. He has been
Manager (since 2005)                Director of HarbourView Asset Management Corporation and of OFI Institutional
Age: 57                             Asset Management, Inc. (since June 2003) and of Tremont Capital Management, Inc.
                                    (since October 2001). He is also an officer of 8 other portfolios in the
                                    OppenheimerFunds complex.

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief            2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                  Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2005)                        Vice President and Director of Internal Audit of the Manager (1997-February
Age: 56                             2004). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal             of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting              Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2005)                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                             Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                    (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                    Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                    (charitable trust program established by the Manager) (since June 2003);
                                    Treasurer and Chief Financial Officer of


                            47 | EQUITY INVESTOR FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                    OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
Continued                           Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                    Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                    Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers
                                    Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                  Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer                 the Manager (August 2002-February 2007); Manager/Financial Product Accounting of
(since 2004)                        the Manager (November 1998-July 2002). An officer of 96 portfolios in the
Age: 36                             OppenheimerFunds complex.

BRIAN C. SZILAGYI,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                 Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                        Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                             Director of Mutual Fund Operations at American Data Services, Inc. (September
                                    2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2005)              2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                             December 2001); General Counsel of Centennial Asset Management Corporation (since
                                    December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                    Management Corporation (since December 2001); Secretary and General Counsel of
                                    OAC (since November 2001); Assistant Secretary (since September 1997) and
                                    Director (since November 2001) of OppenheimerFunds International Ltd. and
                                    OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                    Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                    Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                    Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                    of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                    2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                    (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                    2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                    Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                    1989-November 2001), and OppenheimerFunds International Ltd. (September
                                    1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                  Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                 President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                        2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 39                             Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                    PaineWebber Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.


                            48 | EQUITY INVESTOR FUND

KATHLEEN T. IVES,                   Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                 (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                        Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                             Centennial Asset Management Corporation (since October 2003); Vice President and
                                    Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                    Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                    Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                    2003). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,               Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                 2004); First Vice President (2001-September 2004); Director (2000- September
(since 2004)                        2004) and Vice President (1998-2000) of Merrill Lynch Investment Management. An
Age: 43                             officer of 96 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                            49 | EQUITY INVESTOR FUND




ACTIVE ALLOCATION FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Alternative Investments          6.2%
Fixed Income                    23.5
Global Equity                   20.2
U.S. Equity                     49.8
Money Market                     0.3

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                           9 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE PORTFOLIO PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE PORTFOLIO'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JANUARY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE PORTFOLIO'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. For its fiscal year ending January 31, 2007, the Portfolio underperformed its benchmark, the S&P 500 Index. We attribute the Portfolio's underperformance to its allocation to fixed-income funds, which as an asset class underperformed equities over the period.

      In contrast, contributors to the Portfolio's competitive performance included the strong returns generated by the Portfolio's approximately 20% tactical (active) allocation component, which benefited from significant allocations to international funds and sector focused fixed income funds. Additionally, the Portfolio's static allocation to alternative investments, specifically its holdings in Oppenheimer Real Estate Fund's Class Y shares, greatly added to overall results.

      During the period, the Portfolio in general benefited from its large equity exposure. Equities proved to be volatile over the period hitting lows in mid-summer and then rapidly advancing through period end. For example, the S&P 500 Index rose 14.53% over the 12-month reporting period, despite returning only 0.67% for the first six months. In addition, the Portfolio's exposure to foreign markets added to returns. In addition to performance gained through its allocations to international equities, the Portfolio's tactical component benefited from its exposure to Oppenheimer Champion Income Fund Class Y Shares and Oppenheimer International Bond Fund Class Y Shares. We also introduced a derivative overlay strategy during the period. The purpose of this new strategy is to help maximize performance results by enabling our portfolio management team to effectively respond to changing market conditions by implementing sizable positions quickly and efficiently. Although this new strategy had a neutral affect on performance over the period, we believe going forward it will add to results.

      Within the strategic component, the Portfolio's allocation to alternative investments, primarily its position in Oppenheimer Real Estate Fund Class Y Shares, contributed to performance. The success of Oppenheimer Real Estate Fund can be attributed, in part, to its profitable investments in the office, apartment and industrial sectors.

      Lastly, although fixed income as an asset class underperformed equities over the period, the underlying bond funds held within the strategic component added to the Portfolio's returns. Contributors to performance included the Portfolio's allocations to Oppenheimer Core Bond Fund Class Y Shares and Oppenheimer Strategic Income Fund Class Y Shares.


                           10 | ACTIVE ALLOCATION FUND

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Portfolio held until January 31, 2007. Performance is measured from the inception of Classes A, B, C, N and Y on April 5, 2005. The Portfolio's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Portfolio's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                           11 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Active Allocation Fund (Class A)
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Active Allocation Fund                             Lehman Brothers
                         (Class A)               S&P 500 Index     Aggregate Bond Index
04/05/2005                $  9,425                  $ 10,000             $ 10,000
04/30/2005                $  9,227                  $  9,810             $ 10,135
07/31/2005                $  9,868                  $ 10,514             $ 10,207
10/31/2005                $  9,830                  $ 10,327             $ 10,150
01/31/2006                $ 10,679                  $ 11,005             $ 10,293
04/30/2006                $ 10,948                  $ 11,322             $ 10,207
07/31/2006                $ 10,573                  $ 11,079             $ 10,356
10/31/2006                $ 11,314                  $ 12,013             $ 10,677
01/31/2007                $ 11,869                  $ 12,603             $ 10,734

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   4.75%     Since Inception (4/5/05)   9.86%


                           12 | ACTIVE ALLOCATION FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Active Allocation Fund (Class B)
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Active Allocation Fund                             Lehman Brothers
                         (Class B)               S&P 500 Index     Aggregate Bond Index
04/05/2005                $ 10,000                  $ 10,000             $ 10,000
04/30/2005                $  9,790                  $  9,810             $ 10,135
07/31/2005                $ 10,450                  $ 10,514             $ 10,207
10/31/2005                $ 10,390                  $ 10,327             $ 10,150
01/31/2006                $ 11,272                  $ 11,005             $ 10,293
04/30/2006                $ 11,527                  $ 11,322             $ 10,207
07/31/2006                $ 11,109                  $ 11,079             $ 10,356
10/31/2006                $ 11,863                  $ 12,013             $ 10,677
01/31/2007                $ 12,016                  $ 12,603             $ 10,734

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   5.15%     Since Inception (4/5/05)   10.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           13 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Active Allocation Fund (Class C)
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Active Allocation Fund                             Lehman Brothers
                         (Class C)               S&P 500 Index     Aggregate Bond Index
04/05/2005                $ 10,000                  $ 10,000             $ 10,000
04/30/2005                $  9,780                  $  9,810             $ 10,135
07/31/2005                $ 10,440                  $ 10,514             $ 10,207
10/31/2005                $ 10,380                  $ 10,327             $ 10,150
01/31/2006                $ 11,266                  $ 11,005             $ 10,293
04/30/2006                $ 11,520                  $ 11,322             $ 10,207
07/31/2006                $ 11,103                  $ 11,079             $ 10,356
10/31/2006                $ 11,856                  $ 12,013             $ 10,677
01/31/2007                $ 12,416                  $ 12,603             $ 10,734

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   9.21%     Since Inception (4/5/05)   12.61%


                           14 | ACTIVE ALLOCATION FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Active Allocation Fund (Class N)
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Active Allocation Fund                             Lehman Brothers
                         (Class N)               S&P 500 Index     Aggregate Bond Index
04/05/2005                $ 10,000                  $ 10,000             $ 10,000
04/30/2005                $  9,790                  $  9,810             $ 10,135
07/31/2005                $ 10,460                  $ 10,514             $ 10,207
10/31/2005                $ 10,410                  $ 10,327             $ 10,150
01/31/2006                $ 11,318                  $ 11,005             $ 10,293
04/30/2006                $ 11,593                  $ 11,322             $ 10,207
07/31/2006                $ 11,185                  $ 11,079             $ 10,356
10/31/2006                $ 11,961                  $ 12,013             $ 10,677
01/31/2007                $ 12,549                  $ 12,603             $ 10,734

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE PORTFOLIO AT 1/31/07

1-Year   9.88%     Since Inception (4/5/05)   13.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           15 | ACTIVE ALLOCATION FUND

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Portfolio Series: Active Allocation Fund (Class Y)
   S&P 500 Index
   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Oppenheimer Portfolio Series:
                   Active Allocation Fund                             Lehman Brothers
                         (Class Y)               S&P 500 Index     Aggregate Bond Index
04/05/2005                $ 10,000                  $ 10,000             $ 10,000
04/30/2005                $  9,790                  $  9,810             $ 10,135
07/31/2005                $ 10,490                  $ 10,514             $ 10,207
10/31/2005                $ 10,450                  $ 10,327             $ 10,150
01/31/2006                $ 11,372                  $ 11,005             $ 10,293
04/30/2006                $ 11,668                  $ 11,322             $ 10,207
07/31/2006                $ 11,280                  $ 11,079             $ 10,356
10/31/2006                $ 12,077                  $ 12,013             $ 10,677
01/31/2007                $ 12,687                  $ 12,603             $ 10,734

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE PORTFOLIO AT 1/31/07

1-Year   11.56%     Since Inception (4/5/05)   13.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. PORTFOLIO RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 4% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                           16 | ACTIVE ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Portfolio's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 4% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Portfolio were first publicly offered on 4/5/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Portfolio were first publicly offered on 4/5/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Portfolio were first publicly offered on 4/5/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Portfolio's Statement of Additional Information.


                           17 | ACTIVE ALLOCATION FUND

PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

PORTFOLIO EXPENSES. As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                           18 | ACTIVE ALLOCATION FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                      BEGINNING    ENDING       EXPENSES
                                      ACCOUNT      ACCOUNT      PAID DURING
                                      VALUE        VALUE        6 MONTHS ENDED
                                      (8/1/06)     (1/31/07)    JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                        $ 1,000.00   $ 1,122.50   $ 2.73
--------------------------------------------------------------------------------
Class A Hypothetical                    1,000.00     1,022.63     2.60
--------------------------------------------------------------------------------
Class B Actual                          1,000.00     1,117.60     6.91
--------------------------------------------------------------------------------
Class B Hypothetical                    1,000.00     1,018.70     6.58
--------------------------------------------------------------------------------
Class C Actual                          1,000.00     1,118.30     6.80
--------------------------------------------------------------------------------
Class C Hypothetical                    1,000.00     1,018.80     6.48
--------------------------------------------------------------------------------
Class N Actual                          1,000.00     1,122.00     3.75
--------------------------------------------------------------------------------
Class N Hypothetical                    1,000.00     1,021.68     3.57
--------------------------------------------------------------------------------
Class Y Actual                          1,000.00     1,124.70     0.59
--------------------------------------------------------------------------------
Class Y Hypothetical                    1,000.00     1,024.65     0.56

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended January 31, 2007 are as follows:

CLASS                EXPENSE RATIOS
------------------------------------
Class A                  0.51%
------------------------------------
Class B                  1.29
------------------------------------
Class C                  1.27
------------------------------------
Class N                  0.70
------------------------------------
Class Y                  0.11

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                           19 | ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  January 31, 2007
--------------------------------------------------------------------------------

                                                                                     VALUE
                                                                  SHARES        SEE NOTE 1
-------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.5% 1
-------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT--6.2%
Oppenheimer Real Estate Fund, Cl. Y                            4,290,964   $   114,397,122
-------------------------------------------------------------------------------------------
FIXED INCOME--23.4%
Oppenheimer Champion Income Fund, Cl. Y                        3,973,401        38,065,182
-------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                             17,144,429       174,530,294
-------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                     2,779,230        16,480,832
-------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                      41,051,737       174,880,398
-------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                       3,000,034        28,260,323
                                                                           ----------------
                                                                               432,217,029

-------------------------------------------------------------------------------------------
GLOBAL EQUITY--20.1%
Oppenheimer Developing Markets Fund, Cl. Y                       366,377        14,962,836
-------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                 2,405,097       179,444,278
-------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                   2,450,325        89,804,395
-------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                   1,566,542        44,364,461
-------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y              558,527        15,069,057
-------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A        1,270,789        28,224,216
                                                                           ----------------
                                                                               371,869,243

-------------------------------------------------------------------------------------------
U.S. EQUITY--49.5%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                 5,035,770       245,040,531
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                            4,361,432       180,650,507
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                6,480,652        98,570,721
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                  4,007,613        94,900,278
-------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                  762,924        29,235,233
-------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                  9,865,588       268,146,693
                                                                           ----------------
                                                                               916,543,963

-------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35% 3    6,349,533         6,349,533
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,725,106,789)                   99.5%    1,841,376,890

-------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.5         9,308,861
                                                              -----------------------------

NET ASSETS                                                         100.0%  $ 1,850,685,751
                                                              =============================


                           20 | ACTIVE ALLOCATION FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2007 by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS          SHARES
                                                            JAN. 31, 2006       ADDITIONS    REDUCTIONS   JAN. 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                    1,206,388       3,940,179       110,797       5,035,770
Oppenheimer Champion Income Fund, CI. Y                                --       4,016,113 a      42,712       3,973,401
Oppenheimer Core Bond Fund, Cl. Y                               5,106,446      14,435,409     2,397,426      17,144,429
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y          3,273,185       1,528,500     4,801,685              --
Oppenheimer Developing Markets Fund, Cl. Y                        735,369         627,112       996,104         366,377
Oppenheimer Global Fund, Cl. Y                                    817,108       1,711,507       123,518       2,405,097
Oppenheimer Global Opportunities Fund, Cl. Y                      771,757       1,700,456        21,888       2,450,325
Oppenheimer High Yield Fund, Cl. Y                                     --       3,212,815     3,212,815              --
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%              --      55,347,770    48,998,237       6,349,533
Oppenheimer International Bond Fund, Cl. Y                             --       2,826,079        46,849       2,779,230
Oppenheimer International Growth Fund, Cl. Y                           --       5,307,789     3,741,247       1,566,542
Oppenheimer International Small Company Fund, Cl. Y             1,296,021       1,395,685     2,133,179         558,527
Oppenheimer Main Street Fund, Cl. Y                             1,422,021       3,054,812       115,401       4,361,432
Oppenheimer Main Street Opportunity Fund, Cl. Y                 1,943,920       4,584,594        47,862       6,480,652
Oppenheimer Main Street Small Cap Fund, Cl. Y                   1,258,510       2,798,723        49,620       4,007,613
Oppenheimer Quest International Value Fund, Inc., Cl. A                --       4,142,780     2,871,991       1,270,789
Oppenheimer Real Estate Fund, Cl. Y                             1,403,079       2,919,127        31,242       4,290,964
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                        --         774,860        11,936         762,924
Oppenheimer Strategic Income Fund, Cl. Y                       12,557,766      28,830,059       336,088      41,051,737
Oppenheimer U.S. Government Trust, Cl. Y                        2,764,889       5,067,407     4,832,262       3,000,034
Oppenheimer Value Fund, Cl. Y                                   2,210,413      11,655,581     4,000,406       9,865,588

                                                                                    VALUE      DIVIDEND        REALIZED
                                                                               SEE NOTE 1        INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                               $  245,040,531   $        --    $    (22,587)
Oppenheimer Champion Income Fund, CI. Y                                        38,065,182       745,915 b           (16)
Oppenheimer Core Bond Fund, Cl. Y                                             174,530,294     6,357,289 b      (807,105)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                --       194,036 b      (795,037)
Oppenheimer Developing Markets Fund, Cl. Y                                     14,962,836       459,594 b     3,506,348
Oppenheimer Global Fund, Cl. Y                                                179,444,278     2,313,737 b        61,146
Oppenheimer Global Opportunities Fund, Cl. Y                                   89,804,395     6,104,016 b       (53,943)
Oppenheimer High Yield Fund, Cl. Y                                                     --       625,415 b        (2,637)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%                       6,349,533        65,979              --
Oppenheimer International Bond Fund, Cl. Y                                     16,480,832       287,999 b        (2,638)
Oppenheimer International Growth Fund, Cl. Y                                   44,364,461       466,953 b    (2,775,829)
Oppenheimer International Small Company Fund, Cl. Y                            15,069,057       273,764 b       727,823
Oppenheimer Main Street Fund, Cl. Y                                           180,650,507     2,049,777 b        (9,636)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                98,570,721     2,665,228 b       (12,064)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                  94,900,278     1,692,596 b       (31,539)
Oppenheimer Quest International Value Fund, Inc., Cl. A                        28,224,216       944,545 b     2,210,540
Oppenheimer Real Estate Fund, Cl. Y                                           114,397,122     4,107,218 b       (23,640)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                29,235,233       736,822 b       (13,088)
Oppenheimer Strategic Income Fund, Cl. Y                                      174,880,398     6,146,225 b       (43,749)
Oppenheimer U.S. Government Trust, Cl. Y                                       28,260,323       850,588 b      (524,723)
Oppenheimer Value Fund, Cl. Y                                                 268,146,693     4,853,831 b      (209,697)
                                                                           ---------------------------------------------
                                                                           $1,841,376,890   $41,941,527    $  1,177,929
                                                                           =============================================

a Received 3,160,989 shares as the result of the acquisition of Oppenheimer High Yield Fund.

b All or portion of the transactions were the result of a reinvestment of dividends.

2. Non-income producing security.

3. Rate shown is the 7-day yield as of January 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           21 | ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  January 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investment--Affiliated companies (cost $1,725,106,789)          $ 1,841,376,890
--------------------------------------------------------------------------------
Cash                                                                     82,074
--------------------------------------------------------------------------------
Cash used for collateral on futures                                   1,455,226
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                71,607
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                   14,355,365
Interest and dividends                                                1,309,510
Investments sold                                                        637,430
Futures margins                                                          68,680
Other                                                                    22,510
                                                                ----------------
Total assets                                                      1,859,379,292

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                               152,060
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 6,471,197
Shares of beneficial interest redeemed                                1,295,097
Distribution and service plan fees                                      368,252
Transfer and shareholder servicing agent fees                           175,135
Trustees' compensation                                                   93,187
Shareholder communications                                               86,043
Other                                                                    52,570
                                                                ----------------
Total liabilities                                                     8,693,541

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,850,685,751
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       154,079
--------------------------------------------------------------------------------
Additional paid-in capital                                        1,707,967,526
--------------------------------------------------------------------------------
Accumulated net investment income                                     2,861,582
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                         22,413,507
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                          117,289,057
                                                                ----------------

NET ASSETS                                                      $ 1,850,685,751
                                                                ================


                           22 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $956,519,613 and 79,393,209 shares of beneficial interest
outstanding)                                                            $ 12.05
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                             $ 12.79
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $349,024,430 and 29,151,150 shares of beneficial interest
outstanding)                                                            $ 11.97
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $433,213,171 and 36,221,676 shares of beneficial interest
outstanding)                                                            $ 11.96
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $109,145,668 and 9,083,217 shares of beneficial interest
outstanding)                                                            $ 12.02
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,782,869 and 230,075 shares of beneficial interest
outstanding)                                                            $ 12.10

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           23 | ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                               $  41,941,527
--------------------------------------------------------------------------------
Interest                                                                198,791
--------------------------------------------------------------------------------
Other income                                                              3,353
                                                                  --------------
Total investment income                                              42,143,671

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,502,817
Class B                                                               2,287,115
Class C                                                               2,711,958
Class N                                                                 313,696
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 739,555
Class B                                                                 349,911
Class C                                                                 365,147
Class N                                                                  50,929
Class Y                                                                      73
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 130,291
Class B                                                                  70,468
Class C                                                                  59,199
Class N                                                                   4,609
--------------------------------------------------------------------------------
Asset allocation fees                                                 1,167,638
--------------------------------------------------------------------------------
Trustees' compensation                                                   95,556
--------------------------------------------------------------------------------
Custodian fees and expenses                                               5,092
--------------------------------------------------------------------------------
Other                                                                    60,136
                                                                  --------------
Total expenses                                                        9,914,190
Less reduction to custodian expenses                                       (270)
Less waivers and reimbursements of expenses                             (40,776)
                                                                  --------------
Net expenses                                                          9,873,144

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,270,527


                           24 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments:
Affiliated companies                                              $   1,177,929
Distributions received from affiliated companies                     31,989,767
Closing and expiration of futures contracts                          (7,123,542)
Swap contracts                                                          658,034
                                                                  --------------

Net realized gain                                                    26,702,188
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          93,167,482
Futures contracts                                                     1,099,409
Swap contracts                                                          (80,453)
                                                                  --------------
Net change in unrealized appreciation                                94,186,438

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 153,159,153
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           25 | ACTIVE ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JANUARY 31,                                                                  2007          2006 1
-------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   32,270,527   $   8,127,024
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 26,702,188       5,393,678
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             94,186,438      23,102,619
                                                                              --------------------------------
Net increase in net assets resulting from operations                             153,159,153      36,623,321

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (17,134,058)     (4,500,051)
Class B                                                                           (4,713,190)     (1,549,890)
Class C                                                                           (5,972,851)     (1,619,117)
Class N                                                                           (1,888,584)       (414,437)
Class Y                                                                              (50,117)         (6,386)
                                                                              --------------------------------
                                                                                 (29,758,800)     (8,089,881)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (3,316,909)       (376,546)
Class B                                                                           (1,236,698)       (149,661)
Class C                                                                           (1,515,292)       (153,460)
Class N                                                                             (381,215)        (35,176)
Class Y                                                                               (8,618)           (507)
                                                                              --------------------------------
                                                                                  (6,458,732)       (715,350)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          602,241,849     278,869,967
Class B                                                                          210,888,833     109,728,240
Class C                                                                          280,476,657     119,590,827
Class N                                                                           74,350,364      27,088,823
Class Y                                                                            2,130,523         455,957
                                                                              --------------------------------
                                                                               1,170,088,226     535,733,814

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                 1,287,029,847     563,551,904
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              563,655,904         104,000 2
                                                                              --------------------------------
End of period (including accumulated net investment income of $2,861,582
and $53,764, respectively)                                                    $1,850,685,751   $ 563,655,904
                                                                              ================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Reflects the value of the Manager's initial seed money investment on March 15, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           26 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.10    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .43
Net realized and unrealized gain                                                        .89                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.24               1.32
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.24)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.29)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.05    $         11.10
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.14%             13.31%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      956,520    $       293,578
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      605,517    $       112,224
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.10%              4.94%
Total expenses 5                                                                       0.51%              0.56%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.50%              0.55%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.16%
               Period Ended January 31, 2006     1.28

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           27 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.07    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .26                .36
Net realized and unrealized gain                                                        .86                .91
                                                                             -----------------------------------
Total from investment operations                                                       1.12               1.27
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.17)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.22)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.97    $         11.07
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.15%             12.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      349,024    $       115,629
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      229,365    $        46,284
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.26%              4.06%
Total expenses 5                                                                       1.29%              1.37%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.29%              1.34%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.94%
               Period Ended January 31, 2006     2.09

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | ACTIVE ALLOCATION FUND

CLASS C     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.06    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .27                .37
Net realized and unrealized gain                                                        .86                .89
                                                                             -----------------------------------
Total from investment operations                                                       1.13               1.26
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.18)              (.18)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.23)              (.20)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        11.96    $         11.06
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.21%             12.66%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      433,213    $       125,622
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $      272,038    $        45,647
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.34%              4.18%
Total expenses 5                                                                       1.27%              1.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    1.26%              1.31%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.92%
               Period Ended January 31, 2006     2.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           29 | ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.09    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .35                .46
Net realized and unrealized gain                                                        .86                .85
                                                                             -----------------------------------
Total from investment operations                                                       1.21               1.31
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.23)              (.20)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.28)              (.22)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                               $        12.02    $         11.09
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    10.88%             13.18%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $      109,146    $        28,345
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $       62,929    $         9,156
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.07%              5.28%
Total expenses 5                                                                       0.70%              0.73%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.70%              0.72%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     1.35%
               Period Ended January 31, 2006     1.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           30 | ACTIVE ALLOCATION FUND

CLASS Y     YEAR ENDED JANUARY 31,                                                     2007               2006 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $        11.13    $         10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                 .44                .39
Net realized and unrealized gain                                                        .85                .97
                                                                             -----------------------------------
Total from investment operations                                                       1.29               1.36
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.27)              (.21)
Distributions from net realized gain                                                   (.05)              (.02)
                                                                             -----------------------------------
Total dividends and/or distributions to shareholders                                   (.32)              (.23)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $        12.10    $         11.13
                                                                             ===================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                    11.56%             13.72%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                     $        2,783    $           482
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $        1,317    $           196
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  3.79%              4.44%
Total expenses 5                                                                       0.11%              0.33%
Expenses after waivers and reimbursements
and reduction to custodian expenses                                                    0.11%              0.21%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                  40%                90%

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

                 Year Ended January 31, 2007     0.76%
               Period Ended January 31, 2006     1.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           31 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Portfolio Series (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Active Allocation Fund (the "Portfolio") is a series of the Fund whose investment objective is to seek long term growth of capital with a secondary objective of current income. The Portfolio is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Portfolio normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Portfolio offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Portfolio in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Strategic Income Fund, Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

      In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds, which are also considered Underlying Funds, or money market securities based on recommendations made by the Manager.

Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund
Oppenheimer Core Bond Fund
Oppenheimer Champion Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund


                           32 | ACTIVE ALLOCATION FUND

Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Commodity Strategy Total Return Fund(R)
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a


                           33 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                           SECURITIES AND OTHER
UNDISTRIBUTED NET    UNDISTRIBUTED   ACCUMULATED LOSS   INVESTMENTS FOR FEDERAL
INVESTMENT INCOME   LONG-TERM GAIN   CARRYFORWARD 1,2       INCOME TAX PURPOSES
-------------------------------------------------------------------------------
       $2,923,904      $25,441,757                $--              $114,289,345

1. During the fiscal year ended January 31, 2007, the Portfolio did not utilize any capital loss carryforward.

2. During the fiscal year ended January 31, 2006, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and


                           34 | ACTIVE ALLOCATION FUND
distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for January 31, 2007. Net assets of the Portfolio were unaffected by the reclassifications.

                                                                 REDUCTION TO
                                                                  ACCUMULATED
                                                INCREASE TO      NET REALIZED
             INCREASE TO                    ACCUMULATED NET           GAIN ON
             PAID-IN CAPITAL              INVESTMENT INCOME     INVESTMENTS 3
             ----------------------------------------------------------------
             $1,706,263                            $296,091        $2,002,354

3. $1,706,263, including $1,698,839 of long-term capital gain, was distributed in connection with Portfolio share redemptions.

The tax character of distributions paid during the years ended January 31, 2007 and January 31, 2006 was as follows:

                                                YEAR ENDED       PERIOD ENDED
                                          JANUARY 31, 2007   JANUARY 31, 2006
             ----------------------------------------------------------------
             Distributions paid from:
             Ordinary income                  $ 30,212,092       $  8,805,231
             Long-term capital gain              6,005,440                 --
                                              -------------------------------
             Total                            $ 36,217,532       $  8,805,231
                                              ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities           $  1,727,146,806
             Federal tax cost of other investments         (38,581,222)
                                                      ----------------
             Total federal tax cost                   $  1,688,565,584
                                                      ================

             Gross unrealized appreciation            $    117,372,702
             Gross unrealized depreciation                  (3,083,357)
                                                      ----------------
             Net unrealized appreciation              $    114,289,345
                                                      ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Portfolio has adopted an unfunded retirement plan (the "Plan") for the Portfolio's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended January 31, 2007, the Portfolio's projected benefit obligations were increased by $77,487 and payments


                           35 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

of $1,985 were made to retired trustees, resulting in an accumulated liability of $75,502 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Trustee. The Portfolio purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                           36 | ACTIVE ALLOCATION FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Portfolio has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED JANUARY 31, 2007    PERIOD ENDED JANUARY 31, 2006 1,2
                                  SHARES           AMOUNT        SHARES                 AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                          57,596,220    $ 654,562,965    27,068,123          $ 285,660,045
Dividends and/or
distributions reinvested       1,662,202       19,663,799       438,928              4,665,805
Redeemed                      (6,303,806)     (71,984,915)   (1,078,458)           (11,455,883)
                              -----------------------------------------------------------------
Net increase                  52,954,616    $ 602,241,849    26,428,593          $ 278,869,967
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                          21,225,979    $ 239,218,008    10,764,936          $ 113,091,487
Dividends and/or
distributions reinvested         490,803        5,771,900       154,655              1,639,339
Redeemed                      (3,014,115)     (34,101,075)     (471,208)            (5,002,586)
                              -----------------------------------------------------------------
Net increase                  18,702,667    $ 210,888,833    10,448,383          $ 109,728,240
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                          27,543,050    $ 310,509,299    11,696,791          $ 123,196,995
Dividends and/or
distributions reinvested         600,867        7,060,230       155,748              1,649,374
Redeemed                      (3,282,836)     (37,092,872)     (492,044)            (5,255,542)
                              -----------------------------------------------------------------
Net increase                  24,861,081    $ 280,476,657    11,360,495          $ 119,590,827
                              =================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                           7,119,593    $  81,030,208     2,664,849          $  28,261,231
Dividends and/or
distributions reinvested         176,954        2,088,058        42,051                446,165
Redeemed                        (769,703)      (8,767,902)     (150,627)            (1,618,573)
                              -----------------------------------------------------------------
Net increase                   6,526,844    $  74,350,364     2,556,273          $  27,088,823
                              =================================================================


                           37 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            YEAR ENDED JANUARY 31, 2007   PERIOD ENDED JANUARY 31, 2006 1,2
                                 SHARES          AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------
CLASS Y
Sold                            197,518    $  2,248,494            54,640        $  577,537
Dividends and/or
distributions reinvested          4,945          58,703               645             6,870
Redeemed                        (15,653)       (176,674)          (12,120)         (128,450)
                            ---------------------------------------------------------------
Net increase                    186,810    $  2,130,523            43,165        $  455,957
                            ===============================================================

1. For the period from April 5, 2005 (commencement of operations) to January 31, 2006.

2. The Portfolio sold 10,000 shares of Class A at a value of $100,000 and 100 shares of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Portfolio on March 15, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended January 31, 2007, were as follows:

                                                     PURCHASES            SALES
-------------------------------------------------------------------------------
Investment securities                           $1,647,337,564     $464,132,371

-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Portfolio for the year ended January 31, 2007 was 0.58%.

      The Portfolio pays the Manager an asset allocation fee equal to an annual rate of 0.10% of the average daily net assets of the Portfolio.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended January 31, 2007, the Portfolio paid $1,380,526 to OFS for services to the Portfolio.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Portfolio.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Portfolio, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the


                           38 | ACTIVE ALLOCATION FUND

Portfolio's principal underwriter in the continuous public offering of the Portfolio's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Portfolio has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Portfolio. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Portfolio under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Portfolio has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Portfolio pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Portfolio or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Portfolio of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $5,145,968, $2,910,863 and $897,937, respectively. Fees incurred by the Portfolio under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Portfolio. They are deducted from the proceeds of sales of Portfolio shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                          CLASS A       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                        FRONT-END         DEFERRED         DEFERRED         DEFERRED         DEFERRED
                    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED            DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------
January 31, 2007    $   3,640,370    $       7,591    $     350,030    $      70,255    $       7,339
-----------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds


                           39 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

level) and indirect expense so that "Total expenses" as a percentage of average daily net assets will not exceed the following annual rates: 1.45%, 2.20%, 2.20%, 1.70% and 1.20%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the year ended January 31, 2007, the Manager reimbursed the Portfolio $20,446, $7,730, $9,156, $2,146 and $44, for the Class A, Class B,
Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include Extraordinary Expenses and other expenses not incurred in the ordinary course of the Portfolio's business. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Portfolio expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended January 31, 2007, the Manager waived $1,254 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the


                           40 | ACTIVE ALLOCATION FUND

Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2007, the Portfolio had outstanding futures contracts as follows:

                               EXPIRATION    NUMBER OF     VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION                DATES    CONTRACTS    JANUARY 31, 2007    APPRECIATION
------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini      3/16/07          501        $ 36,147,150    $    316,136
                                                                              ------------
CONTRACTS TO SELL
Russell 2000 (The)                3/16/07          226          18,179,440           6,497
U.S. Treasury Nts., 2 yr.         3/30/07           26           5,293,438          17,020
U.S. Treasury Nts., 5 yr.         3/30/07          489          51,115,781         759,756
                                                                              ------------
                                                                                   783,273
                                                                              ------------
                                                                              $  1,099,409
                                                                              ============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                           41 | ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS Continued

As of January 31, 2007, the Portfolio had entered into the following total return swap agreements:

                                                                                         UNREALIZED
SWAP                NOTIONAL               PAID BY        RECEIVED BY   TERMINATION    APPRECIATION
COUNTERPARTY    AMOUNT/UNITS         THE PORTFOLIO      THE PORTFOLIO         DATES   (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Goldman Sachs
International:                           One-Month
                                         BBA LIBOR
                                        USD and if
                                      negative the
                                    absolute value
                                      of the Total    If positive the
                                     Return of the    Total Return of
                                        MSCI Daily     the MSCI Daily
                                  Total Return Net   Total Return Net
                                   Emerging Market    Emerging Market
                       3,130            USD Index.         USD Index.      12/10/07   $       3,842

                                         One-Month
                                         BBA LIBOR
                                        USD and if
                                      negative the
                                    absolute value
                                      of the Total   If positive, the
                                     Return of the    Total Return of
                                        MSCI Daily     the MSCI Daily
                                  Total Return Net   Total Return Net
                                   Emerging Market    Emerging Market
                      55,206            USD Index.         USD Index.      12/10/07          67,765

                                         One-Month
                                         BBA LIBOR
                                 USD minus spread,
                                 plus if negative,
                                      the absolute   If positive, the
                                   value of Lehman         Lehman MBS
                                         MBS Fixed   Fixed Rate Index
UBS AG London     18,000,000           Rate Index.      Total Return.        7/1/07        (152,060)
                                                                                      --------------
                                                                                      $     (80,453)
                                                                                      ==============

Abbreviations are as follows:

BBA LIBOR USD   British Bankers' Association London-Interbank Offered Rate for
                United States Dollar

MBS             Mortgage-Backed Security

MSCI            Morgan Stanley Capital International

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the


                           42 | ACTIVE ALLOCATION FUND
evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                           43 | ACTIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER PORTFOLIO SERIES:

We have audited the accompanying statement of assets and liabilities of Active Allocation Fund (one of the portfolios constituting the Oppenheimer Portfolio Series), including the statement of investments, as of January 31, 2007, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Allocation Fund as of January 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 5, 2005 (commencement of operations) to January 31, 2006, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
March 15, 2007


                           44 | ACTIVE ALLOCATION FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2006. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0424 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 29, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions should be multiplied by 22.38% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Portfolio during the fiscal year ended January 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. $12,114,010 of the Portfolio's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2007, $152,830 or 0.51% of the ordinary distributions paid by the Portfolio qualifies as an interest related dividend and $571,891 or 100% of the short-term capital gain distribution paid by the Portfolio qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                           45 | ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           46 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                           47 | ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rudi Schadt, Jerry Webman, Kurt Wolfgruber and Caleb Wong, the members of the Fund's Asset Allocation Team. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load moderate mixed-asset target allocation funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, one other mixed-asset target allocation moderate fund of funds, other flexible portfolio funds of funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expenses so that total annual portfolio and underlying fund operating expenses as a percentage of average daily net assets will


                           48 | ACTIVE ALLOCATION FUND
not exceed the following annual rates: 1.45% for Class A, 2.20% for Class B, 2.20% for Class C, 1.70% for Class N and 1.20% for Class Y. The Manager may modify or terminate that undertaking at any time without notice to shareholders. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale would benefit the Fund's shareholders and the current level of Fund assets.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                           49 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                   HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board of           Director of Special Value Opportunities Fund, LLC (registered investment company)
Trustees (since 2007) and          (since September 2004); Investment Advisory Board Member of Zurich Financial
Trustee (since 2005)               Services (insurance) (since October 2004); Board of Governing Trustees of The
Age: 63                            Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                   Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                   Partner of Odyssey Investment Partners, LLC (private equity investment) (January
                                   1999-September 2004) and Managing Principal (1997- December 1998); Trustee of
                                   Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                   Governor, Jerome Levy Economics Institute of Bard College (August 1990-September
                                   2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April
                                   2002) (executive search firm). Oversees 59 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)               (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 66                            1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company
                                   (insurance company) (October 1991-June 2004). Oversees 49 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees 59 portfolios in the
Trustee (since 2005)               OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,              Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 2005)               (since 1979) of the National Academy of Sciences; Council on Foreign Relations
Age: 68                            (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier)
                                   (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical
                                   Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                   (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at
                                   Duke University (1983-1991). Oversees 49 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2005)               and Senior Vice President and General Auditor of American Express Company
Age: 64                            (financial services company) (July 1998-February 2003). Oversees 49 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2005)               (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                            adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                   (privately-held financial adviser) (January 1998-December 2001); Member of the
                                   Finance and Budget Committee of the Council on Foreign Relations, the Investment
                                   Committee of the Episcopal Church of America, the Investment Committee and Board of
                                   Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees
                                   49 portfolios in the OppenheimerFunds complex.


                           50 | ACTIVE ALLOCATION FUND

KENNETH A. RANDALL,                Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2005)               1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 79                            trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                   Mutual Casualty Company, American Motorists Insurance Company and American
                                   Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                   Officer of The Conference Board, Inc. (international economic and business research). Oversees 49 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2005)               and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                            (non-profit educational organization); Founder, Chairman and Chief Executive
                                   Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                   Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                   Oversees 49 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)               Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                            Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                                   (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001).
                                   Oversees 49 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)               company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 59                            Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                                   Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                   Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                   Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                                   of PacifiCorp. (electric utility) (1995-1999). Oversees 49 portfolios in the
                                   OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN/INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal            (since September 2000) of the Manager; President and a director or trustee of other
Executive Officer and Trustee      Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2005)                       (the Manager's parent holding company) and of Oppenheimer Partnership Holdings,
Age: 57                            Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                                   OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                   2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                   Financial Services, Inc. (transfer agent sub-sidiaries of the Manager) (since July
                                   2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                   Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of


                           51 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                    Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February
Continued                          1997); Director of DLB Acquisition Corporation (holding company parent of Babson
                                   Capital Management LLC) (since June 1995); Member of the Investment Company
                                   Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series
                                   Investment Fund and MassMutual Select Funds (open-end investment companies)
                                   (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                   1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                   Life Insurance Company (September 1999-August 2000); Director of Emerald Isle
                                   Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp)
                                   (June 1989-June 1998). Oversees 96 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE PORTFOLIO                   SCHADT, WEBMAN, WOLFGRUBER, WONG, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD
                                   FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                                   VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                   COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RUDI W. SCHADT,                    Vice President, Director of Research in Product Design and Risk Management of the
Vice President and Portfolio       Manager. Prior to joining the Manager in February 2002 he was a Director and Senior
Manager (since 2005)               Quantitative Analyst (2000-2001) at UBS Asset Management prior to which he was an
Age: 49                            Associate Director of Research (since June 1999) and Senior Researcher and
                                   Portfolio Manager (from June 1997) at State Street Global Advisors. An officer of
                                   11 portfolios in the OppenheimerFunds complex.

DR. JERRY WEBMAN,                  Chief Economist of the Manager (since 2006); Senior Vice President (since February
Vice President and Portfolio       1996) and Senior Investment Officer and Director (since 1997) of the Manager's
Manager (since 2005)               Fixed Income Investments; Senior Vice President (since May 1999) of HarbourView
Age: 57                            Asset Management Corporation. An officer of 8 other portfolios in the
                                   OppenheimerFunds complex.

KURT WOLFGRUBER,                   Executive Vice President of the Manager (since March 2003) and Chief Investment
Vice President and Portfolio       Officer and Director of the Manager (since July 2003) of the Manager. He has been
Manager (since 2005)               Director of HarbourView Asset Management Corporation and of OFI Institutional Asset
Age: 57                            Management, Inc. (since June 2003) and of Tremont Capital Management, Inc. (since
                                   October 2001). He is also an officer of 8 other portfolios in the OppenheimerFunds complex.

CALEB WONG,                        Vice President of the Manager (since June 1999); worked in fixed-income quantitative
Vice President and Portfolio       research and risk management for the Manager (since July 1996); an officer
Manager (since 2005)               of 3 portfolios in the OppenheimerFunds complex. Formerly Assistant Vice President
Age: 41                            of the Manager (January 1997-June 1999); before joining the Manager in July 1996
                                   Mr. Wong was enrolled in the Ph.D. program for Economics at the University of
                                   Chicago.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer           Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2005)                       Vice President and Director of Internal Audit of the Manager (1997-February 2004).
Age: 56                            An officer of 96 portfolios in the OppenheimerFunds complex.


                           52 | ACTIVE ALLOCATION FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting             Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2005)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                   (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                   Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                   Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                   1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                   1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer                the Manager (August 2002-February 2007); Manager/Financial Product Accounting of
(since 2004)                       the Manager (November 1998-July 2002). An officer of 96 portfolios in the
Age: 36                            OppenheimerFunds complex.

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                       of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 36                            Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001).
                                   An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2005)             2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                            December 2001); General Counsel of Centennial Asset Management Corporation (since
                                   December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                   Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                   (since November 2001); Assistant Secretary (since September 1997) and Director
                                   (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                   plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                   December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                   2001); Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                   96 portfolios in the OppenheimerFunds complex.


                           53 | ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                       2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                            (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                       (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                            Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                   Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                   Assistant Counsel of the Manager (August 1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                2004); First Vice President (2001-September 2004); Director (2000-September 2004)
(since 2004)                       and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 43                            of 96 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                           54 | ACTIVE ALLOCATION FUND






ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $68,500 in fiscal 2007 and $60,000 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2007 and $156,805 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $6,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of form 5500.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.


(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2007 and $163,341in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)

         No such services were rendered.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.


(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007